As filed with the Securities and Exchange Commission on March 17, 2021

1933 Act Registration No. 333-________

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐	Pre-Effective	☐	Post-Effective
	Amendment No.		Amendment No.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

(Virtus Duff & Phelps Select MLP and Energy Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

The Registrant has registered an indefinite amount of securities of its Virtus Duff & Phelps Select MLP and Energy Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended October 31, 2020 was filed with the Commission on January 12, 2021.

It is proposed that this filing will become effective on April 16, 2021, pursuant to Rule 488 of the Securities Act of 1933.

101 Munson St., Ste. 104 | Greenfield, MA 01301 | 800.243.1574 | Virtus.com

_______, 2021

Dear Shareholder:

You are cordially invited to attend the annual meeting of the shareholders (the “Annual Meeting”) of Duff & Phelps Select MLP and Midstream Energy Fund Inc. (NYSE: DSE) (the “Target Fund”), which will be held on May 19, 2021 at 9:00 a.m., Eastern Time, to consider and vote on the proposals discussed in the enclosed Proxy Statement/Prospectus. Because of our concerns regarding the coronavirus disease (COVID-19) pandemic, the Annual Meeting will be held in a virtual meeting format only. Shareholders will not have to travel to attend the Annual Meeting but will be able to view the Annual Meeting live and cast their votes by accessing a web link. Before the Annual Meeting, I would like to provide you with additional background and ask for your vote on an important proposal affecting the Target Fund.

At the Annual Meeting, DSE shareholders will be asked to consider and vote upon a proposal to approve the reorganization of the Target Fund, a Maryland corporation and a closed-end management investment company, into the Virtus Duff & Phelps Select MLP and Energy Fund (the “Acquiring Fund”), a series of Virtus Alternative Solutions Trust, a Delaware statutory trust and an open-end management investment company (the “Reorganization”). The Acquiring Fund has a similar investment objective and investment strategies, policies and restrictions as the Target Fund, although there are some differences.

In addition to the proposed Reorganization, DSE shareholders will also be asked to elect three Directors.

Each proposal is described in more detail in the enclosed Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully and retain it for future reference. If the shareholders of the Target Fund approve the Reorganization at the Annual Meeting, the Reorganization is expected to be completed in the second or third quarter of 2021.

The Board of Directors of the Target Fund believes that each proposal is in the best interests of the Target Fund and its shareholders and unanimously recommends that you vote “FOR” each proposal.

Your vote is important. All Target Fund shareholders of record as of March 29, 2021, the record date for the Annual Meeting, are entitled to vote at the Annual Meeting.

If your shares in the Target Fund are registered in your name, you may attend and participate in the Annual Meeting at www.meetingcenter.io/284810290 by entering the control number found in the shaded box on your proxy card and password VIR2021 on the date and time of the Annual Meeting. You may vote during the Annual Meeting by following the instructions that will be available on the Annual Meeting website during the Annual Meeting.

Even if you plan to attend the Annual Meeting, please promptly follow the enclosed instructions to vote your shares by telephone or via the Internet. Alternatively, you may submit your vote by signing and dating the proxy card you receive, and if received by mail, returning it in the accompanying postage-paid return envelope.

We encourage you to carefully review the enclosed materials, which explain the proposals in more detail. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Annual Meeting. You may vote using one of the methods below by following the instructions on your proxy card:

•	By touch-tone phone;

101 Munson St., Ste. 104 | Greenfield, MA 01301 | 800.243.1574 | Virtus.com

•	By internet;

•	By signing, dating and returning the enclosed proxy card or voting instruction form in the postage-paid envelope; or

•	By participating at the Annual Meeting as described above.

If you do not vote using one of the methods described above, you may be called by Computershare Inc., the Target Fund’s proxy solicitor, reminding you to vote your shares.

If you have any questions about a proposal to be voted on or the virtual Annual Meeting, please call 1-866-270-7788 between 8:30 a.m. and 6:00 p.m. Eastern Time, Monday through Thursday, Friday until 5:00 p.m. We are committed to serving you and appreciate your continued investment in Virtus Funds.

Sincerely,

George R. Aylward

President, Chief Executive Officer and Director, Duff & Phelps Select MLP and Midstream Energy Fund Inc.

President and Trustee, Virtus Alternative Solutions Trust

QUESTIONS AND ANSWERS

Important Information for Shareholders

Although we recommend that you read the complete Proxy Statement/Prospectus, for your convenience, we have provided a brief overview of the issues to be voted on.

Q:	Why am I receiving the enclosed Proxy Statement/Prospectus?

A:	Because you own shares, either directly or beneficially, of Duff & Phelps Select MLP and Midstream Energy Fund Inc. (NYSE: DSE) (the “Target Fund”), a closed-end management investment company formed as a Maryland corporation, as of March 29, 2021 (the “Record Date”), you are entitled to notice of and to vote at the annual meeting of shareholders and any postponements or adjournments thereof to be held on May 19, 2021 (the “Annual Meeting”). The Board of Directors of the Target Fund (the “Target Board”) urges you to review the information provided before voting on the proposals that will be presented at the Annual Meeting (collectively, the “Proposals”).

Q:	Why is the shareholder meeting being held?

A:	The Target Fund is listed on the New York Stock Exchange, Inc. (“NYSE”), which requires that the Fund hold an annual meeting of shareholders to elect directors. The last annual meeting was held in May of 2020, so this meeting is the annual meeting of shareholders. In this case, in addition to proposing the election of directors, the Board has approved a Proposal to reorganize the Target Fund pursuant to the Reorganization Agreement.

At the Annual Meeting, the Target Fund’s shareholders are being asked to vote on the reorganization of the Target Fund pursuant to an Agreement and Plan of Reorganization between the Target Fund and Virtus Alternative Solutions Trust (the “Acquiring Trust”), on behalf of Virtus Duff & Phelps Select MLP and Energy Fund (the “Acquiring Fund,” and, together with the Target Fund, the “Funds”) (the “Reorganization Agreement”) and the transactions contemplated thereby, including the transfer of all the assets and liabilities of the Target Fund to the Acquiring Fund and the termination of the Target Fund’s registration under the Investment Company Act of 1940, as amended (the “1940 Act”), and liquidation and dissolution pursuant to Maryland law (the “Reorganization”). The Acquiring Fund is an existing series of the Acquiring Trust, an open-end management investment company organized as a Delaware statutory trust. The Acquiring Fund, following completion of the Reorganization, may be referred to herein as the “Combined Fund.”

In addition to the proposed Reorganization, shareholders of the Target Fund will also be asked to elect three Directors.

The Target Fund’s Board of Directors (the “Target Board”) unanimously recommends that you vote “FOR” each Proposal.

Q:	Why is the Reorganization being recommended by the Target Board?

A:	The Target Fund launched in June of 2014, when the midstream energy market was at its peak relative to the current market. From June 27, 2014, to April 1, 2020, for example, the price of the Alerian MLP Index dropped from $520.99 to $88.95. Since the market turbulence and severe downturn in the energy market relating to the effects of the Russia-Saudi oil conflict and the coronavirus pandemic began last year, the Target Fund’s net asset value fell so significantly that the Target Fund repaid all borrowings and redeemed all of its preferred shares in order to bring the Target Fund in line with applicable 1940 Act restrictions and credit facility covenants. Due to the continued applicability of those restrictions and covenants, the Target Fund’s ability to use leverage to increase its managed assets is limited to a percentage of its net assets, which leaves the Target Fund at a small size and more vulnerable to further downturns in the market. At the same time, the master limited partnership (“MLP”) market began to shift, so that investment directly in MLPs became less important to the Target Fund’s investment strategies, and the Target Fund’s portfolio management team began reducing the Target Fund’s portfolio investment in MLPs in favor of securities of energy and energy-related companies that are not organized as MLPs.

After careful consideration, the Directors of the Target Board have unanimously determined that the proposed Reorganization is in the best interests of the Target Fund and that the interests of existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. In particular, the Target Board has determined, among other things, that shareholders of the Target Fund may benefit from (i) the elimination of the discount to the net asset value of their shares, while being invested in the Acquiring Fund, which has a similar investment objective and similar investment strategies as the Target Fund, (ii) the combination of the Target Fund’s assets with the asset base of the Acquiring Fund, and (iii) the lower expense ratio of the Acquiring Fund, which will continue following the Reorganization.

Q:	How will the Reorganization work?

A:	Subject to the approval of the shareholders of the Target Fund, the Reorganization will consist of the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of Class I of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Target Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund in complete liquidation of the Target Fund.

If the Reorganization Agreement is approved by the Target Fund’s shareholders at the Annual Meeting, the Reorganization is expected to occur during the second or third quarter of 2021.

Q:	How will the Reorganization affect the Target Fund shareholders?

A:	Upon the closing of the Reorganization, shareholders of the Target Fund, a closed-end investment company, will become holders of Class I shares of the Acquiring Fund, a series of an open-end investment company (commonly referred to as a “mutual fund”). The number of Class I shares that shareholders of the Target Fund receive will be based on the net asset value (not the market value) of the Target Fund relative to the net asset value of Class I shares of the Acquiring Fund. The aggregate net asset value of the Acquiring Fund shares received by Target Fund shareholders will be equal to the aggregate net asset value of the shares of the Target Fund held by its shareholders, in each case as of the close of business on the business day immediately prior to the closing date of the Reorganization.

Shares of the Target Fund are listed for trading on the New York Stock Exchange (the “NYSE”), where such shares may be purchased and sold through broker-dealers at prevailing market prices. The Target Fund’s shares have traded at a discount to their net asset value. In contrast, shares of the Acquiring Fund are not listed for trading on a securities exchange but rather can be purchased and sold (redeemed) directly from the Acquiring Fund or through financial intermediaries at net asset value, less any applicable charges. Following the completion of the Reorganization, Target Fund shareholders (as shareholders of the Acquiring Fund), will be able to redeem shares received in the Reorganization at net asset value on each day the Acquiring Fund is open for business.

The Acquiring Fund currently also offers Class A and Class C shares, but those share classes are not involved in the Reorganization. Class I shares were chosen as the share class to be received by the Target Fund shareholders based on expense considerations, as it generally has the lowest class expenses. Class I shares of the Acquiring Fund are generally available through financial intermediaries. Class A and Class C shares of the Acquiring Fund are available through direct purchase from the Acquiring Fund as well as through financial intermediaries, but have higher total annual fund operating expenses, after giving effect to all contractual fee and expense waivers and/or reimbursements that apply to the share classes.

If the Reorganization is consummated, current Target Fund common shareholders, as shareholders of the Combined Fund, may be able to exchange their Class I shares received in the Reorganization for Class I shares of other series of the Virtus Funds, if they meet eligibility requirements. Such shareholders should consult their tax advisers regarding the potential tax consequences of such an exchange.

Q:	What are the principal differences between an open-end investment company and a closed-end investment company?

A:	Common shares of closed-end investment companies, such as the Target Fund, are generally listed for trading on a securities exchange, such as the NYSE, where such shares may be purchased and sold through broker-dealers at prevailing market prices, which may be greater than (premium) or less than (discount) net asset value. Closed-end funds typically do not engage in a continuous offering of new shares, and the common shares of closed-end funds are not redeemable.

In contrast, open-end investment companies, such as the Acquiring Fund, engage in a continuous offering of new shares. Shares of open-end funds are not listed for trading on a securities exchange but rather can be purchased and sold (redeemed) directly from the fund, or through financial intermediaries, at net asset value, less any applicable charges.

Certain additional differences exist between how closed-end funds and open-end funds are permitted to operate under the 1940 Act. Open-end funds, such as the Acquiring Fund, are subject to Rule 22e-4 under the 1940 Act, which prohibits them from investing more than 15% of their net assets in illiquid investments (the “15% Illiquid Investment Limit”). As a result, following the Reorganization, the Combined Fund’s illiquid investments will not exceed the 15% Illiquid Investment Limit. Closed-end funds are not subject to Rule 22e-4, and the Target Fund may invest in illiquid investments without limit. However, the Target Fund currently does not hold any illiquid investments.

In addition, closed-end funds are permitted to use leverage to a greater extent than open-end funds and may issue preferred shares and debt securities in addition to common shares. While the Target Fund had historically issued preferred shares, as a result of the extreme market volatility in the spring of 2020, the Target Fund redeemed all its preferred shares and eliminated its leverage, while also suspending its distributions. It is currently utilizing limited levels of leverage due to its lower asset level. The Acquiring Fund does not utilize leverage and generally would maintain higher cash balances than the Target Fund.

Investors pay brokerage commissions in connection with the purchase and sale of Target Fund common shares on the NYSE. Certain open-end fund share classes may be subject to a front-end or contingent deferred sales charge. In addition, an open-end fund is permitted to finance the distribution of its shares by adopting a plan under Rule 12b-1 under the 1940 Act, subject to shareholder approval. Distribution and service fees are generally used to compensate financial intermediaries for distribution and/or shareholder services. The Acquiring Trust, on behalf of the Acquiring Fund, has adopted a distribution and service plan under Rule 12b-1, under which Class A and Class C shares are subject to an ongoing annual service fee of 25 and 100 basis points (0.25% and 1.00%), respectively. Class I shares, which will be issued to Target Fund shareholders in connection with the Reorganization, are not subject to such fees.

Q.	Will Target Fund common shareholders who redeem Acquiring Fund shares after the Reorganization be charged a redemption fee?

A:	No. Common shareholders of the Target Fund who receive Acquiring Fund shares in the Reorganization will not be charged a redemption fee when redeeming Acquiring Fund shares.

Q:	Will I have to pay any sales charge, commission or other similar fee in connection with the Reorganization?

A:	No. You will not have to pay any sales charge, commission or other similar fee in connection with the Reorganization. Furthermore, as more fully discussed in the Proxy Statement/Prospectus, Class I shares issued by the series of the Acquiring Trust are not subject to any initial sales charge or contingent deferred sales charges. Class A and Class C shares of the Combined Fund purchased after the Reorganization will be subject to the standard fee structure applicable to such class.

Q:	How do the Funds’ investment objectives and principal investment strategies compare?

A:	The Acquiring Fund’s investment objective is similar to that of the Target Fund, but there are some differences. The investment objective of the Acquiring Fund is total return with a secondary objective of income. The Acquiring Fund’s investment objective is non-fundamental, which means that it may be changed by vote of its Board and without shareholder approval, upon 60 days notice to shareholders. The investment objective of the Target Fund is to seek a high level of total return resulting from a combination of current tax-deferred distributions and capital appreciation. The Target Fund’s investment objective is considered fundamental and may not be changed without the approval of the holders of a majority of its outstanding shares.

Each Fund’s principal investment strategies and principal investment risks are similar, although there are some differences, including the difference in the Funds’ tax structures with Target Company subject to taxation as a C-corporation and Acquiring Company taxed as a registered investment company (“RIC”). Under normal market conditions, the Funds will invest at least 80% of assets in energy MLPs and securities of energy and energy-related companies that are not organized as MLPs. The Target Fund may invest up to 20% of its assets in debt securities of MLPs and other issuers in the energy sector, and up to 10% of its assets in restricted securities, including private investments in public equities (commonly known as PIPEs), while the Acquiring Fund may invest in ETNs, swaps and/or structured notes, but these will not exceed 10% of assets. The Acquiring Fund intends to be taxed as a RIC and comply with all RIC-related restrictions, including limiting its investments in publicly-traded MLPs to 25%, thereby avoiding taxation as a C-corporation under the Internal Revenue Code, which may apply to the Target Fund. See the enclosed Proxy Statement/Prospectus for a more complete discussion of the similarities and differences between the Funds’ investment objectives, principal investment strategies and principal investment risks.

Each of the Target Board and the Board of Trustees of the Acquiring Trust (the “Acquiring Board” and together with the Target Board, the “Boards”) considered the principal differences in the investment strategies and risks between the Target Fund and the Acquiring Fund.

Q:	Who manages the Acquiring Fund?

A:	Virtus Alternative Investment Advisers, Inc. (“VAIA”) serves as investment adviser and Duff & Phelps Investment Management Co. (“DPIM”), an affiliate of VAIA, serves as subadviser to the Acquiring Fund and the Target Fund, and each will continue to serve as investment adviser and subadviser, respectively, to the Combined Fund. David D. Grumhaus, Jr. and Rodney C. Clayton, CFA, serve as portfolio managers of the Acquiring Fund and the Target Fund, and each will continue to serve as a portfolio manager of the Combined Fund.

Q:	How will the Reorganization impact fees and expenses?

A:	The fee and expense structures of the Funds differ, in part, because of operational and regulatory differences between open-end funds and closed-end funds. The fee and expense structure of the Acquiring Fund will apply following the Reorganization. The Target Board noted that the Target Fund was benefiting from waivers of its advisory and administrative fees, but also noted the Acquiring Fund’s management fee rate is lower than that of the Target Fund.

Assuming the Reorganization had taken place on October 31, 2020, the Acquiring Fund’s Class I shares would have (A) total annual fund operating expenses that are lower than those of the Target Fund’s common shares prior to the Reorganization and (B) after giving effect to all contractual fee and expense waivers and/or reimbursements that VAIA has agreed to continue for two years after the date of the Reorganization, net annual fund operating expenses that are estimated to be lower than those of the Target Fund’s common shares prior to the Reorganization.

Q.	Will the portfolio of the Target Fund or the Acquiring Fund be repositioned in connection with the Reorganization?

A:	The portfolio managers of the Acquiring Fund have reviewed the portfolio holdings of the Target Fund and, as of November 3, 2020, [all] the securities held by the Target Fund comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund. As of November 3, 2020, approximately 87% of the Target Fund’s total assets were invested in securities that were also held by the Acquiring Fund. Approximately 37% of the assets of the Target Fund are anticipated to be bought and/or sold in order to reposition the Target Fund’s portfolio. DPIM has estimated that the brokerage commission and other transaction costs associated with the purchases and sales of portfolio securities (including purchases and sales of Target Fund portfolio securities in order to reposition the Target Fund’s portfolio) will be approximately $10,500, or, based on shares outstanding as of October 31, 2020, $0.004 per share (as adjusted for 1 for 10 reverse stock split from November 2020).

Q:	Will the Reorganization constitute a taxable event for the Target Fund’s shareholders?

A:	No. The Reorganization is intended to qualify as a tax-free “reorganization” for federal income tax purposes. It is expected that shareholders of the Target Fund who receive Acquiring Fund shares pursuant to the Reorganization will recognize no gain or loss for federal income tax purposes as a direct result of the Reorganization. To the extent that additional portfolio investments of the Acquiring Fund are sold after the Reorganization in order to meet redemption requests from former common shareholders of the Target Fund, the Acquiring Fund may recognize gains or losses, which may result in taxable distributions to shareholders of the Acquiring Fund (including former common shareholders of the Target Fund).

At any time before the Reorganization takes place, a common shareholder may sell shares of the Target Fund on the NYSE. Generally, such sales would be taxable transactions.

You may wish to consult with your tax adviser concerning the tax consequences of the Reorganization.

Q:	Will the Funds have to pay any fees or expenses in connection with the Reorganization?

A:	The Target Fund will pay all of the costs associated with the Reorganization, which are estimated to be $250,000 (including auditor and legal fees and the costs of preparing and filing the enclosed Proxy Statement/Prospectus and the proxy statement for preferred shareholders). These estimated expenses, in addition to the estimated brokerage commission and other transaction costs associated with the purchases and sales of portfolio securities described above that occur prior to the Reorganization, will be borne indirectly by the Target Fund’s shareholders regardless of whether the Reorganization is consummated. The Target Fund will pay all of the costs associated with the Reorganization because the Target Fund’s shareholders would benefit in multiple ways from the Reorganization, as described in the Proxy Statement/Prospectus. The Reorganization is not expected to materially impact shareholders of the Acquiring Fund, except to the extent that increased assets could lead to economies of scale.

Q:	What happens if shareholders of the Target Fund do not approve the Reorganization?

A:	If shareholders of the Target Fund do not approve the Reorganization, the Reorganization will not occur, the Target Fund would continue to operate as a closed-end fund and its common shares would continue to trade on the NYSE. The Target Board may consider other alternatives for the Target Fund, which may include further solicitation of shareholders or re-proposing the Reorganization, seeking a merger with a different fund, restructuring the Target Fund as an open-end fund or continuing the operations of the Target Fund but changing its strategy.

Q:	Why are shareholders of the Target Fund being asked to vote for Directors at the Annual Meeting?

A:	The Target Fund’s Articles of Incorporation, as amended and supplemented, provide that the Target Board shall be divided into three classes of Directors as nearly equal in number as possible. Each class of Directors serves a three-year term. The terms are staggered such that the term of one class expires, and replacements must be elected by shareholders, each year. The Target Fund is listed on the NYSE, which requires that the Target Fund hold an annual meeting to elect directors. In connection with the foregoing, the Board considered the qualifications of the director nominees (who are all currently Directors) and determined that the breadth and depth of the Board, by virtue of the varied backgrounds and qualifications of the Directors, including those who are nominees, are beneficial to the Target Fund’s shareholders. Although the Target Fund is expected to be reorganized into the Acquiring Fund soon after the Annual Meeting if shareholders approve the Reorganization of the Target Fund, the oversight of the Board is important even if the Target Fund is in the process of reorganizing.

Q:	How does the Target Board suggest that I vote?

A:	As stated above, the Target Board unanimously recommends that you vote “FOR” each Proposal.

Q:	When and where will the Annual Meeting be held?

A:	The Annual Meeting will be held on May 19, 2021, at 9:00 a.m. (Eastern Time). Because of concerns regarding the coronavirus disease (COVID-19) pandemic, the Annual Meeting will be held in virtual meeting format only. Shareholders will not have to travel to attend the Annual Meeting but will be able to view the Annual Meeting live and cast their votes by accessing a web link.

Q:	Who is eligible to vote at the Annual Meeting?

A:	Holders of record of the Target Fund’s shares at the close of business on March 29, 2021 (the “Record Date”) are entitled to notice of, and to vote at, the Annual Meeting or any adjournment or postponement thereof. If you held Target Fund shares on the Record Date, you have the right to vote even if you later sold your shares. Each share is entitled to one vote. Shares represented by properly executed proxies, unless the proxies are revoked before or at the Annual Meeting, will be voted according to shareholders’ instructions. If you date, sign and return a proxy but do not fill in a vote, your shares will be voted “FOR” the Reorganization. If any other business properly comes before the Annual Meeting, your shares will be voted at the discretion of the persons named as proxies.

Q:	How can I attend the Annual Meeting?

A:	The Annual Meeting will be a completely virtual meeting of stockholders, which will be conducted exclusively by webcast. You are entitled to participate in the Annual Meeting only if you were a shareholder of the Target Fund as of the close of business on the Record Date, or if you hold a valid proxy for the Annual Meeting. No physical meeting will be held.

You will be able to attend the Annual Meeting online and submit your questions during the meeting by visiting www.meetingcenter.io/123456789. You also will be able to vote your shares online by attending the Annual Meeting by webcast.

To participate in the Annual Meeting, you will need to log on using the control number from your proxy card or meeting notice. The control number can be found in the shaded box. The password for the meeting is VIR2021.

If you hold your shares through an intermediary, such as a bank or broker, you must register in advance using the instructions below.

The online meeting will begin promptly at 9:00 a.m., Eastern Time, on May 19, 2021. We encourage you to access the meeting prior to the start time leaving ample time for the check in. Please follow the access instructions as outlined in this proxy statement.

Q:	How do I register to attend the Annual Meeting virtually on the Internet?

A:	If you are a registered shareholder, you do not need to register to attend the Annual Meeting virtually on the Internet. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Annual Meeting virtually on the Internet.

To register to attend the Annual Meeting online by webcast you must submit proof of your proxy power (legal proxy) reflecting your Target Fund holdings along with your name and email address to Computershare. You must contact the bank or broker who holds your shares to obtain your legal proxy. Requests for registration must be labeled as “Legal Proxy” and be received no later than 5:00 p.m., Eastern Time, 3 business days prior to the meeting date.

You will receive a confirmation of your registration by email after we receive your legal proxy.

Requests for registration should be directed to us by emailing an image of your legal proxy, to shareholdermeetings@computershare.com.

Q:	What if I have trouble accessing the Annual Meeting virtually?

A:	The virtual meeting platform is fully supported across MS Edge, Firefox, Chrome and Safari browsers and devices (desktops, laptops, tablets and cell phones) running the most up-to-date version of applicable software and plugins. Please note that Internet Explorer is no longer supported. Participants should ensure that they have a strong WiFi connection wherever they intend to participate in the meeting. We encourage you to access the meeting prior to the start time. A link on the meeting page will provide further assistance should you need it or you may call 1-888-724-2416 or 1-781-575-2748.

Q:	How do I vote my shares?

A:	Shareholders of record of the Target Fund as of the close of business on the Record Date (March 29, 2021) are entitled to notice of and to vote at the Annual Meeting or any adjournment or postponement thereof. You may cast your vote by mail, phone, internet or by participating at the Annual Meeting as described below.

To vote by mail, please mark your vote on the enclosed proxy card, and sign, date and return the card in the postage-paid envelope provided.

If you choose to vote by phone or internet, please refer to the instructions found on the proxy card accompanying the Proxy Statement/Prospectus. To vote by phone or internet, you will need the “control number” that appears on the proxy card or voting instruction form. In addition, we ask that you please note the following:

You may also attend and participate in the Annual Meeting at www.meetingcenter.io/284810290 by entering the control number found in the shaded box in your proxy card and password VIR2021 on the date and timing of the Annual Meeting. You may vote during the Annual Meeting by following the instructions that will be available on the Annual Meeting website during the Annual Meeting.

Even if you plan to attend the Annual Meeting, please promptly follow the enclosed instructions to submit voting instructions by telephone or via the Internet. Alternatively, you may submit voting instructions by signing and dating the proxy card or voting instruction form you receive, and if received by mail, returning it in the accompanying postage-paid return envelope.

Q:	Will anyone contact me?

A:	You may receive a call from Computershare, Inc., the proxy solicitor hired by the Target Fund, to verify that you received your proxy materials, to answer any questions you may have about the proposal and to encourage you to vote your proxy. As the Annual Meeting date approaches, certain shareholders of the Target Fund may receive telephone calls if their votes have not yet been received. In the event that the Target Fund solicits votes by having calls placed by officers or employees of the Target Fund and/or Adviser, or their affiliates, or representatives of a proxy solicitation firm, authorization to permit execution of proxies may be obtained by the representatives of the proxy solicitation firm receiving telephonic instructions from Target Fund shareholders. Proxies that are obtained telephonically will be recorded in accordance with procedures that the Target Fund believes are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.

Q:	Whom do I contact for further information?

A:	You should direct your questions to the Target Fund’s shareholder services. They can be contacted at 1-866-270-7788.

Your vote is very important. We encourage you as a shareholder to participate by returning your vote as soon as possible. If enough shareholders fail to cast their votes, the Target Fund may not be able to hold the Annual Meeting or the vote on a Proposal, and will be required to incur additional solicitation costs in order to obtain sufficient shareholder participation.

Important additional information about the Proposals is set forth in the accompanying Proxy Statement/Prospectus.

Please read it carefully.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

101 Munson Street

Greenfield, MA 01301-9683

(866) 270-7788

NOTICE OF ANNUAL MEETING OF SHAREHOLDERS

TO BE HELD ON MAY 19, 2021

To the Shareholders of Duff & Phelps Select MLP and Midstream Energy Fund Inc.:

Notice is hereby given that the Annual Meeting of Shareholders (the “Annual Meeting”) of Duff & Phelps Select MLP and Midstream Energy Fund Inc. (NYSE: DSE) (the “Target Fund”), a closed-end management investment company formed as a Maryland corporation, will be held on May 19, 2021 at 9:00 a.m. (Eastern time), for the following purposes:

1.	To approve the acquisition of assets and liabilities of the Duff & Phelps Select MLP and Midstream Energy Fund Inc. by the Virtus Duff & Phelps Select MLP and Energy Fund (the “Acquiring Fund”), a series of Virtus Alternative Solutions Trust:

Proposal 1:	The shareholders of DSE are being asked to consider and vote upon an Agreement and Plan of Reorganization between DSE and the Acquiring Fund and the transactions contemplated thereby, including the transfer of all the assets and liabilities of DSE to the Acquiring Fund, the termination of DSE’s registration under the Investment Company Act of 1940, as amended, and the liquidation and dissolution of DSE pursuant to Maryland law (the “Reorganization”).

2.	To elect directors of the Target Fund as follows:

Proposal 2a:	Elect Connie D. McDaniel as a Class III director;

Proposal 2b:	Elect Philip R. McLoughlin as a Class III director;

Proposal 2c:	Elect George R. Aylward as a Class III director.

3.	To transact such other business as may properly come before the Annual Meeting.

Because of concerns regarding the coronavirus disease (COVID-19) pandemic, the Annual Meeting will be held in a virtual meeting format only. Shareholders will not have to travel to attend the Annual Meeting but will be able to view the Annual Meeting live and cast their votes by accessing a web link.

All shareholders of record of the Target Fund as of the close of business on March 29, 2021 (the “Record Date”), are entitled to notice of and to vote at the Annual Meeting and any and all adjournments or postponements thereof.

All shareholders are cordially invited to attend the Annual Meeting. In order to avoid delay and additional expense for the Target Fund and to assure that your shares are represented, please vote as promptly as possible, regardless of whether or not you plan to attend the Annual Meeting. You may vote by mail, by telephone or over the Internet. To vote by mail, please mark, sign, date and mail the enclosed proxy card. No postage is required if mailed in the United States. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions.

We are very pleased that this year’s Annual Meeting will be a completely virtual meeting of shareholders, which will be conducted solely online via live webcast. You will be able to attend and participate in the Annual Meeting online, vote your shares electronically and submit your questions prior to and during the meeting by visiting: www.meetingcenter.io/123456789 at the meeting date and time described in the accompanying proxy statement. To participate in the Annual Meeting, you will need to log on using the control number from your proxy card or meeting notice. The control number can be found in the shaded box. The password for the meeting is VIR2021. There is no physical location for the Annual Meeting.

Even if you plan to attend the Annual Meeting, please promptly follow the enclosed instructions to submit voting instructions by telephone or via the Internet. Alternatively, you may submit voting instructions by signing and dating the proxy card you receive, and if received by mail, returning it in the accompanying postage-paid return envelope.

The officers of the Target Fund named as proxies by shareholders may participate in the Annual Meeting by remote communications, including, without limitation, by means of a conference telephone or similar communications equipment by means of which all persons participating in the Annual Meeting can hear and be heard by each other, and the participation of such officers in the Annual Meeting pursuant to any such communications system shall constitute presence at the Annual Meeting.

THE BOARD OF DIRECTORS OF THE TARGET FUND RECOMMENDS THAT YOU VOTE YOUR TARGET FUND SHARES BY INDICATING YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD AND SIGN, DATE AND RETURN THE CARD IN THE POSTAGE-PAID ENVELOPE PROVIDED, OR BY RECORDING YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET.

THE BOARD OF DIRECTORS OF THE TARGET FUND RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSALS.

IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK THAT YOU MAIL YOUR COMPLETED, SIGNED AND DATED PROXY CARD OR RECORD YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET PROMPTLY.

By Order of the Board of Directors of the Target Fund,

Jennifer Fromm

Secretary of Duff & Phelps Select MLP and Midstream Energy Fund Inc.

_____, 2021

Important Notice Regarding Internet Availability of Proxy Materials for the Annual Meeting

The Proxy Statement/Prospectus, the Notice of Annual Meeting, any accompanying materials, and any amendments or supplements to the foregoing material that are required to be furnished to shareholders (the “Proxy Materials”) are available to you on the Internet at https://www.proxy-direct.com/vir-31987. These Proxy Materials will be available on the internet through at least June 4, 2021.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.	All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp.
	c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee
	u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.
	f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

PROSPECTUS/PROXY STATEMENT

ACQUISITION OF ASSETS OF

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

101 Munson Street
Greenfield, Massachusetts 01301
(866) 270-7788

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
a series of
Virtus Alternative Solutions Trust
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574

DATED APRIL __, 2021

This Prospectus/Proxy Statement is being furnished in connection with a solicitation of proxies by the Board of Directors of Duff & Phelps Select MLP and Midstream Energy Fund Inc. (NYSE: DSE) (the “Target Fund”) to be used at the Annual Meeting of Shareholders to be held (virtually) on May 19, 2021 at 9:00 a.m. Eastern time, and any adjournments thereof (the “Annual Meeting”). In light of public health concerns regarding the coronavirus outbreak, the Annual Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Annual Meeting online, vote your shares electronically and submit your questions prior to and during the meeting by visiting: www.meetingcenter.io/284810290 on May 19, 2021 at 9:00 a.m. Eastern time. You will not be able to attend the meeting physically.

GENERAL

Subject to the approval of the Target Fund’s shareholders, the Board of Directors of the Target Fund (the “Target Board”) has approved the proposed reorganization of the Target Fund into Virtus Duff & Phelps Select MLP and Energy Fund (the “Acquiring Fund”), a series of Virtus Alternative Solutions Trust (the “Acquiring Trust”). The Target Fund and the Acquiring Fund are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of the Target Fund will be acquired by the Acquiring Fund in exchange for Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund (the “Reorganization”). If the Reorganization is approved, Class I shares of the Acquiring Fund will be distributed to each shareholder in liquidation of the Target Fund, and the Target Fund will be liquidated and dissolved. You will then hold that number of full and fractional shares of the Acquiring Fund which have an aggregate net asset value equal to the aggregate net asset value (not the market value) of your shares of the Target Fund.

At the Annual Meeting, shareholders of the Target Fund will also be asked to elect three directors to serve on the Target Board. Each of the Reorganization and the election of the Directors are not contingent on the approval of the other proposal from the Annual Meeting.

The Target Fund is a Maryland corporation and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Acquiring Fund is a separate non-diversified series of the Acquiring Trust, a Delaware statutory trust, which is an open-end management investment company registered under the 1940 Act. The investment objective of the Target Fund is similar to that of the Acquiring Fund, although there are some differences as follows:

Fund	Investment Objective
Target Fund	Seek a high level of total return resulting from a combination of current tax-deferred distributions and capital appreciation. This investment objective is considered fundamental and may not be changed without the approval of the holders of a majority of its outstanding shares.
Acquiring Fund	Total return with a secondary objective of income. This investment objective is non-fundamental, which means that it may be changed by vote of its Board and without shareholder approval, upon 60 days notice to shareholders.

The investment strategies for the Target Fund are similar to those for the Acquiring Fund, but there are some differences, including the difference in the Funds’ tax structures with the Target Fund taxed as a C-corporation and the Acquiring Fund taxed as a registered investment company (“RIC”). Under normal market conditions, each Fund will invest at least 80% of its assets in energy MLPs and securities of energy and energy-related companies that are not organized as MLPs. The Target Fund may invest up to 20% of its assets in debt securities of MLPs and other issuers in the energy sector, and up to 10% of its assets in restricted securities, including private investments in public equities (commonly known as PIPEs), while the Acquiring Fund may invest in ETNs, swaps and/or structured notes, but these will not exceed 10% of assets. The Acquiring Fund intends to be taxed as a RIC and comply with all RIC-related restrictions, including limiting its investments in publicly-traded MLPs to 25%, thereby avoiding taxation as a C-corporation under the Internal Revenue Code, which may apply to the Target Fund. The Funds’ investment strategies and the differences in the Funds are discussed below in the Prospectus/Proxy Statement in the section “How do the Funds’ investment objectives and principal investment strategies compare?”

Virtus Alternative Investment Advisers, Inc. (“VAIA” or “the Adviser”) serves as the investment adviser for both Funds, while Duff & Phelps Investment Management Co. (“DPIM”) serves as the investment subadviser for both Funds. The portfolio managers are the same for both Funds and are not expected to change as a result of the Reorganization.

This Prospectus/Proxy Statement explains concisely the information about the Acquiring Fund that you should know before voting on the Agreement and Plan of Reorganization (the “Plan”). Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about the Target Fund:	How to Obtain this Information:
Annual Report of the Target Fund for the fiscal year ended November 30, 2020

Copies are available upon request and without charge if you:

•      Visit www.virtus.com on the Internet;

•      Write to Duff & Phelps Select MLP and Midstream Energy Fund Inc.
101 Munson Street
Greenfield, MA 01301; or

•      Call (866) 270-7788 toll-free.

Information about the Acquiring Fund:	How to Obtain this Information:

Prospectus of the Acquiring Trust relating to the Acquiring Fund, dated February 26, 2021, which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of the Acquiring Trust relating to the Acquiring Fund, dated February 26, 2021

Annual Report of the Acquiring Trust relating to the Acquiring Fund for the fiscal year ended October 31, 2020

Copies are available upon request and without charge if you:

•      Visit www.virtus.com on the Internet;

•      Write to VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103; or

•      Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated April __, 2021, which relates to this Prospectus/Proxy Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to VP Distributors, LLC One Financial Plaza Hartford, CT 06103; or • Call (800) 243-1574 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to the Target Fund contained in the Annual Report dated November 30, 2020, (SEC File No. 811-22958) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to the Acquiring Fund contained in the Prospectus of the Acquiring Trust dated February 26, 2021, (SEC File No. 811-22906; 333-191940) also is incorporated by reference in this document. The Statement of Additional Information dated April __, 2021 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of the Target Fund for the fiscal year ended November 30, 2020, and financial statements of the Acquiring Trust relating to the Acquiring Fund for the fiscal year ended October 31, 2020, is incorporated by reference in its entirety in this document.

The common shares of the Target Fund, a closed-end fund, are listed on the New York Stock Exchange (the “NYSE”). Reports, proxy statements and other information concerning the Target Fund can be inspected at the offices of the NYSE, 11 Wall Street, New York, New York 10005. Class I shares and other shares of the Acquiring Fund, an open-end fund, are not listed on any exchange but rather are purchased and redeemed directly from the Acquiring Fund, or through financial intermediaries, at net asset value, less any applicable charges.

The Securities and Exchange Commission has not determined that the information in this Prospectus/PROXY Statement is accurate or adequate, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a criminal offense.

An investment in the Acquiring Fund:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

Table of Contents

PROPOSAL 1: THE REORGANIZATION	6
SUMMARY	6
Why is the Reorganization being proposed?	6
What are the key features of the Reorganization?	7
After the Reorganization, what shares will I own?	7
How will the Reorganization affect me?	7
How do the Directors recommend that I vote?	9
How do the Funds’ investment objectives and principal investment strategies compare?	9
How do the Funds’ fees and expenses compare?	13
Portfolio Turnover	15
How do the Funds’ performance records compare?	15
Who will be the adviser and subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?	18
What are the principal differences between the Acquiring Fund as an open-end investment company and the Target Fund as a closed-end investment company?	22
What will be the primary federal tax consequences of the Reorganization?	27
RISKS	27
Are the risk factors for the Funds similar?	27
What are the primary risks of investing in each Fund?	27
INFORMATION ABOUT THE REORGANIZATION	36
Reasons for the Reorganization	36
Agreement and Plan of Reorganization	38
Federal Income Tax Consequences	40
Pro Forma Capitalization	41
Distribution of Shares	42
Purchase and Redemption Procedures	43
Exchange Privileges	43
Dividend Policy	44
COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS	44
PROPOSAL 2: ELECTION OF CLASS III DIRECTORS	45
INFORMATION ABOUT THE NOMINEES, DIRECTORS, AND ADVISORY BOARD MEMBERS	47
ADDITIONAL INFORMATION ABOUT DIRECTORS AND OFFICERS	62
INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS	71
Shareholder Information	73
Control Persons and Principal Holders of Securities	74
FINANCIAL HIGHLIGHTS	75
FINANCIAL STATEMENTS AND EXPERTS	78
LEGAL MATTERS	78
ADDITIONAL INFORMATION	78
OTHER BUSINESS	79
Exhibit A—Form of Agreement and Plan of Reorganization	A-1
Exhibit B— Fundamental and Non-Fundamental Investment Restrictions	B-1
Exhibit C— Comparison of Maryland Corporation and Delaware Statutory Trust	C-1

PROPOSAL 1

THE REORGANIZATION

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBITS.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information relating to the Acquiring Fund and the form of the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

The Target Fund launched in June of 2014, when the midstream energy market was at its peak relative to the current market. From June 27, 2014, to April 1, 2020, for example, the price of the Alerian MLP Index dropped from $520.99 to $88.95. Since the market turbulence and severe downturn in the energy market relating to the effects of the Russia-Saudi oil conflict and the coronavirus pandemic began last year, the Target Fund’s net asset value fell so significantly that the Target Fund repaid all borrowings and redeemed all of its preferred shares in order to bring the Target Fund in line with applicable 1940 Act restrictions and credit facility covenants. Due to the continued applicability of those restrictions and covenants, the Target Fund’s ability to use leverage to increase its managed assets is limited to a percentage of its net assets, which leaves the Target Fund at a small size and more vulnerable to further downturns in the market. At the same time, the master limited partnership (“MLP”) market began to shift, so that investment directly in MLPs became less important to the Target Fund’s investment strategies, and the Target Fund’s portfolio management team began reducing the Target Fund’s portfolio investment in MLPs in favor of securities of energy and energy-related companies that are not organized as MLPs.

After careful consideration, management recommended the proposed Reorganization of the Target Fund into the Acquiring Fund. The Board of each Fund, including all of the Independent Board Members, unanimously approved the Plan. Each Board determined that the Reorganization is in the best interests of the applicable Fund and that the interests of such Fund’s shareholders will not be diluted as a result of the Reorganization.

The proposed Reorganization will allow shareholders of the Target Fund to maintain their investment in a fund with a similar investment approach and the same portfolio management team, while benefitting shareholders through the elimination of the discount to the net asset value of their shares. The Acquiring Fund also has lower management fees and fund operating expenses than the Target Fund, and shareholders of both Funds would benefit from the increased scale of a larger merged fund. The Reorganization could create enhanced efficiencies for the portfolio management team and perhaps lower expenses for the Acquiring Fund as assets grow, which will benefit shareholders of both Funds.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of the Target Fund to the Acquiring Fund in exchange for Class I shares of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

•	the liquidation and dissolution of the Target Fund by distribution of Class I shares of the Acquiring Fund to the Target Fund’s shareholders; and

•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

Subject to the required shareholder approval, the Reorganization is expected to be completed during the second or third quarter of 2021.

After the Reorganization, what shares will I own?

If you own shares of the Target Fund, you will own Class I shares of the Acquiring Fund. The Acquiring Fund shares you receive will have the same net asset value as the net asset value (not the market value) of your shares of the Target Fund, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

Upon the closing of the Reorganization, shareholders of the Target Fund, a closed-end investment company, will become holders of Class I shares of the Acquiring Fund, a series of an open-end investment company. The number of Class I shares that shareholders of the Target Fund receive will be based on the net asset value (not the market value) of the Target Fund relative to the net asset value of Class I shares of the Acquiring Fund. The aggregate net asset value of the Acquiring Fund shares received by Target Fund shareholders will be equal to the aggregate net asset value of the shares of the Target Fund held by its shareholders, in each case as of the close of business on the business day immediately prior to the closing date of the Reorganization.

Shares of the Target Fund are listed for trading on the New York Stock Exchange (the “NYSE”), where such shares may be purchased and sold through broker-dealers at prevailing market prices. The Target Fund’s shares have traded at a discount to their net asset value. In contrast, shares of the Acquiring Fund are not listed for trading on a securities exchange but rather can be purchased and sold (redeemed) directly from the Acquiring Fund or through financial intermediaries at net asset value, less any applicable charges. Following the completion of the Reorganization, Target Fund shareholders (as shareholders of the Acquiring Fund), will be able to redeem shares received in the Reorganization at net asset value on each day the Acquiring Fund is open for business.

It is further anticipated that the Reorganization will result in enhanced operating efficiencies for shareholders of the Funds. Upon the reorganization of the Target Fund into the Acquiring Fund, operating efficiencies may be achieved by the Acquiring Fund because it will have a greater level of assets. As of October 31, 2020, the Target Fund’s net assets were approximately $13 million and the Acquiring Fund’s net assets were approximately $5 million. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. The Adviser has voluntarily waived 50% of the management fees and the administrator has voluntarily waived 50% of the administration fees of the Target Fund since August 1, 2020, and both voluntarily waived such fees in full from March 1, 2020 to August 1, 2020. The voluntary waivers may be terminated by the Adviser and administrator at any time without prior notice. The gross expenses after interest expense and after tax expense for the fiscal year ended November 30, 2020, for common shares of the Target Fund were 6.81%, while annualized total net fund expenses after fee waivers, interest expense and tax expense were 6.37%. The gross expenses for the fiscal year ended October 31, 2020, for the Class I shares of the Acquiring Fund were 2.79%, while annualized total net expenses after fee waiver or expense reimbursement were 1.15%. The Adviser has contractually agreed to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of the Acquiring Fund so that such expenses do not exceed, on an annualized basis, 1.15% for the Class I shares for at least two years following the Reorganization. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement, or at the time of recoupment.

After the Reorganization, the value of your shares will depend on the performance of the Acquiring Fund rather than that of the Target Fund. The Board of Directors of the Target Fund believes the Reorganization is in the best interest of the Target Fund. In addition, the Board of Trustees of the Acquiring Trust believes that the Reorganization will benefit the Acquiring Fund. The costs of the Reorganization, including the costs of the Annual Meeting, the proxy solicitation or any adjourned session, are estimated to be $250,000 and will be paid by the Target Fund.

Distributions to shareholders by the Target Fund are declared and paid on a quarterly basis. The estimated character of the distributions paid will either be dividends (ordinary income eligible to be treated as qualified dividend income) or returns of capital. However, given the decline in the Target Fund’s assets, the Target Fund has not declared or paid a distribution to shareholders since the first quarter of 2020, and it is not expected to resume paying distributions to shareholders until it can maintain a sustainable level of net assets. The Acquiring Fund pays dividends from net investment income on a semiannual basis and distributes net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class I shares of the Acquiring Fund or distributed in cash, in accordance with your election.

How do the Directors recommend that I vote?

The Directors of the Target Fund, including the Directors who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Directors”), have concluded that the Reorganization would be in the best interests of the Target Fund and its shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganization. Accordingly, the Directors have submitted the Plan for approval by the shareholders of the Target Fund.

THE DIRECTORS RECOMMEND THAT YOU VOTE FOR THE PLAN AND
THE REORGANIZATION CONTEMPLATED THEREBY

How do the Funds’ investment objectives and principal investment strategies compare?

The investment objective of the Target Fund is similar to that of the Acquiring Fund in that both Funds seek total return, but the Acquiring Fund also has a secondary objective of income, while the Target Fund applies a combination of current tax-deferred distributions and capital appreciation. The Acquiring Fund’s investment objective is non-fundamental, which means that it may be changed by vote of its Board and without shareholder approval, upon 60 days notice to shareholders. The Target Fund’s investment objective is considered fundamental and may not be changed without the approval of the holders of a majority of its outstanding shares. Therefore, if the Reorganization is approved, shareholders of the Target Fund will be moved from a fund with a fundamental investment objective to a fund with a non-fundamental oinvestment objective. The investment strategies of the Funds are also similar.

The following tables summarize a comparison of the Target Fund and the Acquiring Fund with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses of the Acquiring Fund and the shareholder reports of the Target Fund.

	Target Fund	Acquiring Fund
Investment Objective	To seek a high level of total return resulting from a combination of current tax-deferred distributions and capital appreciation.	Total return with a secondary objective of income.
Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in energy master limited partnerships (“MLPs”) and midstream energy companies that are not organized as MLPs (the “80% policy”). For purposes of the 80% policy, the Fund will consider investments in midstream energy companies to include entities that gather, process, store, market and transport energy assets such as crude oil, natural gas, refined products, and natural gas liquids. These companies may be organized in any form, including as partnerships or C Corporations. The Fund may not change its policy to invest at least 80% of its Managed Assets in energy MLPs and midstream energy companies that are not organized as MLPs unless it provides stockholders with at least 60 days’ written notice of such change. “Managed Assets” means net assets plus the amount of any borrowings (including loans from certain financial institutions and/or the issuance of debt securities) and any preferred stock that may be outstanding.

The Fund may invest up to 20% of its Managed Assets in securities of issuers that produce products that are primarily for the use of companies in the energy sector (such as sand miners, certain chemical companies, and coking coal processors). Such issuers may be treated as corporations for United States federal income tax purposes and, therefore, may not offer the tax benefits of investing in MLPs described in the Fund’s Prospectus.

The Fund may invest up to 20% of its Managed Assets in debt securities of MLPs and other issuers in the energy sector, including both investment grade debt securities and debt securities rated below investment grade (that is, rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”), comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, as determined by DPIM to be of comparable credit quality). The Fund will only invest in debt securities rated, at the time of the initial investment, at least Ba by Moody’s or BB by S&P or Fitch or, if unrated, deemed to be of the equivalent quality by DPIM.

Under normal circumstances, the fund invests at least 80% of its assets in securities of master limited partnerships (“MLPs”) and/or other equity securities in energy and energy-related industries. The subadviser intends to focus the fund’s investments primarily in equity securities of MLPs, general partners (“GPs”) of MLPs, and other MLP-related entities, that operate and own, directly or through affiliates, midstream energy infrastructure assets. The companies in which the fund invests engage in the transportation, storage, gathering, processing, treatment, refining, marketing, or distribution of natural gas, natural gas liquids, crude oil, chemicals, electricity and refined products, and/or the generation of electricity from coal, natural gas, nuclear, solar, water, wind, wood and other renewable sources.

GPs of MLPs are entities structured as C-corporations with direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity; therefore, the subadviser will consider GPs to be MLPs and/or energy-related for the purposes of the fund’s 80% test. MLP-related securities include MLP shares, limited liability companies (“LLCs”) that bear the economic characteristics of MLPs, midstream energy shipping companies structured similarly to MLPs, other companies focused on midstream energy infrastructure including energy-related yieldcos, exchange-traded notes (“ETNs”) that derive their returns from a master limited partnership index, total return swaps derived from single MLPs and structured notes that derive their returns from a basket of MLPs. In determining whether a security is considered by the fund to be energy or energy-related, the subadviser primarily relies upon the issuer’s Global Industry Classification Standard (“GICS”) sector classification; those issuers classified by GICS as being in the energy sector and those issuers classified as being in the utility sector that also own units or have an economic interest in a publicly-traded MLP or yieldco will be considered to be energy or energy-related. Although the fund’s 80% test does not require it, certain securities, such as LLCs that bear the economic characteristics of MLPs, may be considered by the fund to be both MLPs and energy or energy-related for the purposes of the 80% test.

Securities rated below investment grade are commonly called “high yield” or “junk” bonds and are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and involve major risk exposure to adverse conditions.

The Fund may invest up to 10% of its Managed Assets in restricted securities, including private investments in public equities (commonly known as PIPEs). “Restricted securities” are securities that are unregistered or subject to contractual or other legal restrictions on resale. The Fund will typically acquire restricted securities in directly negotiated transactions. PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered with the Securities and Exchange Commission (the “SEC”), the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company will agree as part of the PIPE deal promptly to register the restricted securities with the SEC. PIPE investments may be deemed illiquid. Although issuers typically bear the costs of registration, the Fund may in some cases be required to pay the expenses of registering restricted securities it holds with the SEC.

The subadviser will utilize a deep fundamental, bottom-up approach to capture attractive total return potential and distribution growth opportunities across the energy infrastructure spectrum. The fund is not limited by market capitalizations or country exposure, and may invest in emerging markets issuers, although the subadviser expects that a vast majority of the portfolio will be invested in U.S. equities due to the nature of MLP investing.

As part of its total return strategy, the fund will generate both income and capital appreciation. The fund intends to be taxed as a registered investment company (“RIC”) and comply with all RIC-related restrictions including limiting its investments in publicly-traded MLPs to 25%, thereby avoiding taxation as a C-corporation under the Internal Revenue Code. The fund’s allocation to ETNs, swaps and/or structured notes will vary over time, but will not exceed 10% of assets.

The fund is non-diversified under federal securities laws and will concentrate its investments in companies in energy and energy-related industries as defined above.

Temporary Defensive Strategy: During periods of extreme market fluctuations, the subadviser, at its discretion, may take temporary defensive positions that are inconsistent with its principal investment strategies by investing part or all of the fund’s assets in cash or cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

The investment strategies for the Acquiring Fund are similar to those for the Target Fund in that, under normal market conditions, the Funds will invest at least 80% of assets in energy MLPs and securities of energy and energy-related companies that are not organized as MLPs, but there are some differences. The Target Fund may invest up to 20% of its assets in debt securities of MLPs and other issuers in the energy sector, and up to 10% of its assets in restricted securities, including private investments in public equities (commonly known as PIPEs), while the Acquiring Fund may invest in ETNs, swaps and/or structured notes, but these will not exceed 10% of assets. The Acquiring Fund intends to be taxed as a RIC and comply with all RIC-related restrictions, including limiting its investments in publicly-traded MLPs to 25%, thereby avoiding taxation as a C-corporation under the Internal Revenue Code, which may apply to the Target Fund.

The principal risks of the Funds are similar. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the shareholder reports for the Target Fund and the Prospectuses and Statement of Additional Information of the Acquiring Fund. Each Fund has also adopted certain investment restrictions that are “fundamental,” meaning such investment restrictions cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act. As defined in the 1940 Act, this phrase means the vote of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (2) more than 50% of the outstanding voting securities, whichever is less. The fundamental investment restrictions of the Funds, which are similar although there are some differences, are set forth in Exhibit B to this Proxy Statement/Prospectus.

Although the Target Fund and the Acquiring Fund have similar investment objectives and principal investment strategies, a substantial portion of the securities held by the Target Fund may be sold in anticipation of or after the Reorganization in order to comply with the investment practices of the Acquiring Fund. Approximately 37% of the assets of the Target Fund are anticipated to be bought and/or sold in order to reposition the Target Fund’s portfolio. DPIM has estimated that the brokerage commission and other transaction costs associated with the purchases and sales of portfolio securities (including purchases and sales of Target Fund portfolio securities in order to reposition the Target Fund’s portfolio) will be approximately $10,500, or, based on shares outstanding as of October 31, 2020, $0.004 per share (as adjusted for 1 for 10 reverse stock split from November 2020). For any such sales after the Reorganization, the transaction costs will be borne by the Acquiring Fund. Such costs are ultimately borne by the surviving Fund’s shareholders.

The Acquiring Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of the fund, and enter into subadvisory agreements with such subadvisers; and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action.

How do the Funds’ fees and expenses compare?

The Target Fund currently has only common shares outstanding. The Acquiring Fund offers three classes of shares (Class A, Class C and Class I), but Class A and Class C shares of the Acquiring Fund are not part of this Reorganization and are not discussed in this document. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for investing in and holding shares of each of the Funds. The column entitled “Acquiring Fund (Pro Forma After Reorganization)” shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

The expenses for the shares of the Target Fund and the Acquiring Fund, set forth in the following tables and in the examples, are based on the expenses for the 12-month periods ended November 30, 2020, and October 31, 2020, respectively. The amounts for the pro forma column set forth in the following tables and in the examples are based on what the estimated expenses of the Acquiring Fund would have been for the annualized 12-month period ended October 31, 2020, assuming the Reorganization had taken place on November 1, 2019.

Shareholder Fees (fees paid directly from your investment)

	Target Fund Common Shares	Acquiring Fund Class I	Acquiring Fund (Pro Forma After Reorganization) Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Target Fund Common Shares		Acquiring Fund Class I		Acquiring Fund (Pro Forma After Reorganization)(a) Class I
Management Fees	1.55	%(b)	0.90%		0.90%
Distribution and Shareholder Servicing (12b-1) Fees	N/A		None		None
Other Expenses	2.79%		1.89%		0.40%
Acquired Fund Fees and Expenses	0.00%		0.01%		0.01%
Interest expense on mandatory redeemable preferred shares and line of credit	2.02%		N/A		N/A
Net tax expense	0.45%		0.00%		0.00%
Total Annual Fund Operating Expenses	6.81%		2.80%		1.31%
Less: Fee Waiver and/or Expense Reimbursements	—		(1.64	)%(c)	(0.15	)%(c)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	—		1.16	%(c)	1.16	%(c)

(a)	The pro forma expenses do not include use of leverage, as the Acquiring Fund is not expected to utilize leverage.

(b)	The Target Fund’s management fee and administration fee are paid on average daily managed assets. Amounts shown reflect the fees as a percentage of average daily net assets.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.15% for Class I Shares for at least two years following the Reorganization. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

The Adviser has also voluntarily waived 50% of the management fees and the administrator has voluntarily waived 50% of the administration fees of the Target Fund since August 1, 2020, and both voluntarily waived such fees in full from March 1, 2020 to August 1, 2020. The voluntary waivers may be terminated by the Adviser and the administrator at any time without prior notice. If the voluntary waivers were reflected in the preceding table, net annual fund operating expenses for the Target Fund would have been lower.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in each Fund, as well as the Acquiring Fund (Pro Forma After Reorganization), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you sell or redeem all of your shares at the end of each time period, that total annual operating expenses remain the same and that the contractual expense reimbursement agreement for the Acquiring Fund remains in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

	One Year	Three Years	Five Years	Ten Years
Target Fund – Common Shares	$675	$1,988	$3,254	$6,224
Acquiring Fund – Class I	$118	$713	$1,333	$3,009
Acquiring Fund (Pro Forma After Reorganization) – Class I	$118	$400	$704	$1,566

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During their most recent fiscal year, the Target Fund’s portfolio turnover rate was 34% of the average value of its portfolio, while the Acquiring Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the shares of the Target Fund and the Acquiring Fund have performed in the past. The common shares of the Target Fund commenced operations on June 30, 2014, and the Class I shares of the Acquiring Fund commenced operations on September 9, 2015.

Target Fund. The following information shows you how the performance of the Target Fund’s common shares has varied from year to year on both a net asset value and market price basis and provides some indication of the risks of investing in the Target Fund. The table compares the Target Fund’s common share performance to that of the Alerian MLP Index. To the extent that dividends and distributions have been paid by the Target Fund, the performance information for the Target Fund in the chart and table assumes reinvestment of the dividends and distributions. Returns on a net asset value basis are net of Target Fund expenses. As with all such investments, past performance (before and after taxes) is not an indication of future results. If the Target Fund’s investment manager and its affiliates had not waived or reimbursed certain Target Fund expenses during these periods, the Target Fund’s common share returns would have been lower.

Common Shares

ANNUAL TOTAL RETURNS

Target Fund

Net Asset Value

Best Quarter: 2nd - 2020 56.76%

Worst Quarter: 1st - 2020 (90.72)%

Year-to-date performance (through March 31, 2021) is ____%

Market Price

Best Quarter: 2nd - 2016 49.71%

Worst Quarter: 1st - 2020 89.88%

Year-to-date performance (through March 31, 2021) is ____%

Average Annual Total Return

Target Fund	1 Year Ended 12/31/20	5 Years Ended 12/31/20	Since Inception 6/25/14
Common shares
Net Asset Value Basis - Return Before Taxes	(84.36)%	(29.94)%	(33.92)%
Market Price Basis - Return Before Taxes	(86.76)%	(32.23)%	(36.89)%
The Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	(28.69)%	(5.95)%	(11.45)%

Acquiring Fund. The information shows you how the performance of Class I shares of the Acquiring Fund has varied year by year and provides some indication of the risks of investing in the Acquiring Fund. The table compares the Acquiring Fund’s performance to that of the Alerian MLP Index. To the extent that dividends and distributions have been paid by the Acquiring Fund, the performance information for the Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. If the Acquiring Fund’s investment manager and its affiliates had not waived or reimbursed certain Acquiring Fund expenses during these periods, the Acquiring Fund’s returns would have been lower.

Class I Shares

ANNUAL TOTAL RETURNS

Acquiring Fund

Best Quarter: 2nd - 2020 40.39%

Worst Quarter: 1st - 2020 (47.94%)

 Year-to-date performance (through March 31, 2021) is ____%

Acquiring Fund	1 Year Ended 12/31/20	5 Years Ended 12/31/20	Since Inception 9/9/2015
Class I shares
Return Before Taxes	(18.79)%	(0.85)%	(4.68)%
Return After Taxes on Distributions	(18.79)%	(1.24)%	(5.09)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.12)%	(0.64)%	(3.49)%
The Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	(28.69)%	(5.95)%	(8.35)%

The Alerian MLP Index is the leading gauge of energy Master Limited Partnerships (MLPs). The float-adjusted, capitalization-weighted index, whose constituents represent approximately 85% of total float-adjusted market capitalization, is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX). The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period maybe higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

The Acquiring Fund will be the accounting survivor of the Reorganization and will maintain its performance history at the closing of the Reorganization.

Who will be the adviser and subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Funds

The overall management of the Target Fund and the Acquiring Fund is the responsibility of, and is supervised by, the Board of Directors of the Target Fund and the Board of Trustees of the Acquiring Trust. The Board of each Fund performs the various duties imposed on the directors/trustees of investment companies by the 1940 Act and under applicable state law. Please refer to the Statement of Additional Information for additional information about the Acquiring Fund’s Trustees and officers. Information pertaining to the Directors and officers of the Target Fund is set forth under “Information About the Nominees, Directors, and Advisory Board Members” and “Additional Information About Directors and Officers” below.

Adviser

Virtus Alternative Investment Advisers, Inc. (“VAIA” or the “Adviser”) is the investment adviser for the Funds and is responsible for managing each Fund’s investment program and for the general operations of the Funds, including oversight of each Fund’s Subadviser and recommending their hiring, termination and replacement, and will continue to serve as the investment adviser to the Acquiring Fund. VAIA is located at One Financial Plaza, Hartford, CT 06103. VAIA, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), a publicly traded multi-manager asset management business, acts as the investment adviser to open-and closed-end funds totaling $385 million in assets under management as of December 31, 2020.

Subadviser

Duff & Phelps Investment Management Co. (“DPIM” or the “Subadviser”) serves as investment subadviser to each Fund, and will continue to serve as the investment subadviser to the Acquiring Fund. Pursuant to separate Subadvisory Agreements with the Adviser, the Subadviser is responsible for the day-to-day management of each Fund’s investment portfolio. DPIM, an affiliate of VAIA and an indirect, wholly-owned subsidiary of Virtus, is located at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. DPIM acts as subadviser to mutual funds and as adviser or subadviser to closed-end mutual funds and to institutional clients. DPIM (together with its predecessor) has been in the investment advisory business for more than 70 years. As of December 31, 2020, DPIM had approximately $10.6 billion in assets under management on a discretionary basis.

A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements for the Acquiring Fund is available in the Acquiring Trust’s semiannual report covering the period from November 1, 2019 through April 30, 2020. A discussion regarding the basis for the Board of Directors approving the investment advisory and subadvisory agreements for the Target Fund is available in the Target Fund’s annual report covering the period from December 1, 2019 through November 30, 2020.

The Acquiring Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action.

Portfolio Management

Each Fund is managed by a team of portfolio managers from the Subadviser. Biographical information regarding each portfolio manager is set forth below:

Rodney C. Clayton, CFA. Mr. Clayton has served as a Portfolio Manager of the Funds since 2020. He serves as Managing Director and Portfolio Manager for MLPs and Infrastructure at DPIM. Prior to joining DPIM in April 2016, Mr. Clayton was a senior manager due diligence analyst at UBS Financial Services, focusing on MLP, and equity income strategies (2013 to 2016); and served as an equity research analyst at J.P. Morgan Securities covering the Exploration & Production, Engineering & Construction, and Environmental Services industries (2004 to 2013).

David D. Grumhaus, Jr. Mr. Grumhaus has served as a Portfolio Manager of the Target Fund since 2014 and the Acquiring Fund since 2015. He is President and Chief Investment Officer of DPIM. Mr. Grumhaus heads the firm’s midstream energy and MLP effort. Prior to joining DPIM in 2014, Mr. Grumhaus served as a portfolio manager and director of research for Copia Capital, LLC. Previously, he was an investment banker for Goldman, Sachs & Co., and William Blair & Company, LLC. Mr. Grumhaus began his career in the investment industry in 1989.

Please refer to the Statement of Additional Information of the Acquiring Fund for additional information about the portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the Acquiring Fund.

Administrator

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus and an affiliate of VAIA, serves as administrator to the Funds. For the services provided by the administrator under each Fund’s Administration Agreement, the Funds pay the administrator an asset-based fee of 0.10% per annum calculated on average daily managed assets, which is calculated daily and paid monthly.

Custodian

The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286, serves as the custodian (the “Custodian”) of each Fund’s assets. The Custodian designated by each Board holds the securities in the Funds’ portfolios and other assets for safe keeping. The Custodian does not and will not participate in making investment decisions for the Funds. Each Fund has authorized the Custodian to appoint one or more sub-custodians for the assets of a Fund held outside the United States. The securities and other assets of each Fund are held by its Custodian or any sub-custodian separate from the securities and assets of each other fund.

Advisory Fees

For its management and supervision of the daily business affairs of the Acquiring Fund, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of the Acquiring Fund’s net assets at the following annual rates:

First $1 billion	0.90%
Over $1 billion	0.85%

In addition, the Adviser has contractually agreed to limit the Acquiring Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.15% for Class I Shares through February 28, 2022, and if the Reorganization is completed the Adviser has agreed to extend this limitation for two years following the Reorganization. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Acquiring Fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Subadvisory Fees

Under the terms of each Fund’s Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to each Fund. The Funds do not pay fees to the Subadviser. The Adviser pays the Subadviser a subadvisory fee at the rate of 50% of the net advisory fee it is paid by each Fund.

Other Service Providers

Following the closing of the Merger, the Acquiring Fund’s current service providers will continue to serve the Acquiring Fund.

	Target Fund	Acquiring Fund
Administrator	Virtus Fund Services, LLC One Financial Plaza Hartford, CT 06103	Virtus Fund Services, LLC One Financial Plaza Hartford, CT 06103
Principal Underwriter	N/A	VP Distributors, LLC One Financial Plaza Hartford, CT 06103
Custodian	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286-1048	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286-1048
Transfer Agent	Computershare Trust Company, N.A. P.O. Box 505005 Louisville, KY 40233-5005	Virtus Fund Services, LLC One Financial Plaza Hartford, CT 06103
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 2001 Market Street Philadelphia, PA 19103-7042	PricewaterhouseCoopers LLP 2001 Market Street Philadelphia, PA 19103-7042

What are the principal differences between the Acquiring Fund as an open-end investment company and the Target Fund as a closed-end investment company?

As a result of the Reorganization, common shareholders of the Target Fund, a closed-end investment company, will become holders of Class I shares of the Acquiring Fund, an open-end investment company (commonly referred to as a “mutual fund”).

The Reorganization would provide similar benefits as a conversion of the Target Fund into an open-end structure: namely, the trading discount would be eliminated and Target Fund common shareholders who become shareholders of the Acquiring Fund would be permitted to redeem, purchase or exchange shares of the Acquiring Fund received in the Reorganization at the then-current net asset value. Common shares of closed-end funds, such as the Target Fund, are generally listed for trading on a securities exchange, such as the NYSE, where such shares may be purchased and sold through broker-dealers at prevailing market prices, which may be greater than (premium) or less than (discount) net asset value.

The following table sets forth the quarterly high and low closing share price for the Target Fund’s common shares on the NYSE and the corresponding NAV and discount or premium to NAV for the corresponding day for the last two fiscal years and the current fiscal year to date.

	Market Price		Net Asset Value		Premium/(Discount) to Net Asset Value
Quarter Ended	High	Low	High	Low	High	Low
2/28/21	$7.18	$4.77	$7.65	$6.19	(6.14)%	(22.94)%
11/30/20*	$5.07	$3.50	$6.49	$4.80	(21.88)%	(27.08)%
8/31/20	$8.40	$4.40	$7.50	$5.70	(12.00)%	(22.81)%
5/31/20	$27.00	$3.10	$27.70	$3.60	(2.53)%	(13.89)%
2/29/20	$40.90	$25.70	$44.20	$26.30	(7.47)%	(2.28)%
11/30/19	$47.80	$33.30	$48.50	$35.70	(1.44)%	(6.72)%
8/31/19	$53.10	$43.90	$54.60	$41.70	(2.75)%	(5.28)%
5/31/19	$52.70	$47.40	$55.40	$52.80	(4.87)%	(10.23)%
2/28/19	$51.50	$36.50	$56.80	$40.00	(9.33)%	(8.75)%

*	Effective at the NYSE market close on November 6, 2020, the Target Fund implemented a 1-for-10 reverse stock split. All periods prior to this date are adjusted for this reverse stock split.

The table below sets forth the market price, net asset value, and the discount to net asset value per common share of the Target Fund as of February 1, 2021.

Market Price	Net Asset Value	Premium/ (Discount) to Net Asset Value
$5.19	$6.61	(21.48)%

If the Plan is approved by Target Fund shareholders, the discount may be reduced before the date of the Reorganization to the extent purchasers of shares in the open market are willing to accept less of a discount in anticipation of the completion of the Reorganization. The trading discount of the Target Fund’s common shares declined to an average of 5.59% during the week following the February 4, 2021 announcement of the proposed Reorganization from an average of 10.04% during the 12 months leading up to the announcement. However, the existence of such trading discount creates an arbitrage trade for opportunistic investors, and there is a possibility that the Target Fund shareholders may redeem post-Reorganization to take advantage of this arbitrage opportunity.

If the Reorganization is completed, the Target Fund common shareholders who become holders of Class I shares of the Acquiring Fund who wish to realize the net asset value of their shares will be able to do so by redeeming their Acquiring Fund shares at net asset value. Shares of open-end funds are not listed for trading on a securities exchange but rather can be purchased and sold (redeemed) directly from the fund, or through financial intermediaries, at net asset value, less any applicable charges.

The Reorganization also presents certain disadvantages. Closed-end funds typically do not engage in a continuous offering of new shares, and the common shares of closed-end funds are not redeemable. As a result, closed-end funds operate with a relatively fixed capitalization and may keep their assets more fully invested and make investment decisions without having to adjust for cash inflows and outflows from continuing sales and redemptions of their shares. In contrast, open-end funds, such as the Acquiring Fund, engage in a continuous offering of new shares, which allows them to continuously raise new assets. However, in order to satisfy redemption requests, open-end funds generally are required to hold a higher cash position than closed-end funds and may be forced to sell portfolio securities at disadvantageous times or prices.

If the Reorganization is completed, the Target Fund common shareholders will no longer be able to take advantage of a closed-end fund’s ability to use a higher percentage of leverage to increase earnings. Unlike a closed-end fund, the Acquiring Fund is not permitted to invest without limit in illiquid investments, as open-end funds are subject to daily redemptions and regulatory limitations on illiquid investments, as further discussed below.

In addition, unlike the Target Fund, Class A shares of the Acquiring Fund also have front-end sales load and Class C shares have contingent deferred sales charges (although Class A and Class C shares are not being distributed as part of the Reorganization). Also, holders of Class A and Class C shares of the Acquiring Fund are subject to an ongoing annual service fee of 0.25% and 1.00%, respectively, under the Acquiring Fund’s distribution and service plans adopted under Rule 12b-1 under the 1940 Act.

Below are more detailed descriptions of the legal and practical differences between closed-end funds and open-end funds.

Redemption Right. Unlike the shares of closed-end funds, shares of open-end funds are redeemable securities. Shareholders of open-end funds have the right to surrender their shares to the fund and receive an amount equal to the then-current net asset value of the share, less any applicable charges. Most open-end funds, including the Acquiring Fund, also continuously offer new shares to investors based on the net asset value of the shares at the time of purchase.

Acquisition and Disposition of Shares. Investors pay brokerage commissions in connection with the purchase and sale of common shares of closed-end funds, such as the Target Fund, on a securities exchange.

Investors wishing to acquire shares of an open-end fund, such as the Acquiring Fund, are typically able to purchase shares either through a financial adviser or other financial intermediary or directly from the fund.

If the Reorganization is completed, shareholders wishing to realize the value of their Acquiring Fund shares received in the Reorganization may do so by redeeming those shares at net asset value. Class I shares or any other class of shares of the Acquiring Fund purchased after the Reorganization will be subject to the standard shareholder fee structure applicable to such class of shares. The Acquiring Fund expects to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash, by selling portfolio assets to generate cash, or by borrowing funds under a line of credit, or participating in an interfund lending program in reliance on exemptive relief from the SEC, subject to availability of capacity in such line of credit, and/or transferring portfolio securities in-kind to you. The Acquiring Fund SAI includes more information about the Acquiring Fund’s line of credit and interfund lending program, to the extent applicable. As described in more detail below, in some circumstances the Acquiring fund may also make payment of the redemption price in kind. If the Acquiring Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

Determination of Net Asset Value. SEC regulations generally require open-end funds to value their assets at least once on each business day in order to determine the current net asset value at which shares may be redeemed by shareholders or purchased by investors. The net asset value of most open-end funds is published daily by leading financial publications. Similarly, although not required to do so, closed-end funds generally value their assets at least once on each business day in order to determine net asset value.

Each Fund calculates the net asset value of each class of its shares each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). With respect to the Acquiring Fund, the net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received. The Funds’ valuation procedures are identical.

Fees and Expenses. Unlike the common shares of closed-end funds, certain open-end fund share classes may be subject to a front-end or contingent deferred sales charge. In addition, an open-end fund is permitted to finance the distribution of its shares by adopting a plan under Rule 12b-1 under the 1940 Act, subject to shareholder approval. The Acquiring Fund has adopted a distribution and service plan under Rule 12b-1, under which holders of Class A and Class C shares are subject to an ongoing annual service fee of 0.25% and 1.00%, respectively, but these fees are not applicable for Class I shares, including the Class I shares distributed in connection with the Reorganization.

Portfolio Management. Unlike open-end funds, closed-end funds are not subject to pressures to sell portfolio securities at disadvantageous times in order to meet shareholder redemption requests. Most open-end funds maintain adequate reserves of cash or cash equivalents to meet net redemptions as they arise. Because closed-end funds do not have to meet redemption requests, their cash reserves can be substantial or minimal, depending primarily on management’s perception of market conditions and on decisions to use fund assets for other purposes, such as to repurchase shares as part of a repurchase program. The larger reserves of cash or cash equivalents required to operate prudently as an open-end fund when net redemptions are anticipated could reduce the Acquiring Fund’s investment flexibility and the scope of its investment opportunities.

Illiquid Investments. Open-end funds, such as the Acquiring Fund, are subject to Rule 22e-4 under the 1940 Act, which prohibits them from investing more than 15% of their net assets in illiquid investments (the “15% Illiquid Investment Limit”). Closed-end funds are not subject to Rule 22e-4, and the Target Fund may invest in illiquid investments without limit. The Target Fund currently does not hold any illiquid investments. The Acquiring Fund’s illiquid investments will not exceed the 15% Illiquid Investment Limit.

Borrowings and Senior Securities. The 1940 Act prohibits a closed-end fund from issuing any “senior security” that represents indebtedness (i.e., bonds, debentures, notes and other similar securities) unless immediately after such issuance the fund will have asset coverage of at least 300%, and the 1940 Act prohibits a closed-end fund from issuing any “senior security” that is stock (e.g., preferred shares) unless immediately after such issuance the fund will have asset coverage of at least 200%. The 1940 Act prohibits an open-end fund from issuing any class of “senior security,” except that an open-end fund may borrow from a bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all of its borrowings. The Target Fund has historically issued preferred shares, but due to the market turbulence and severe downturn, the Target Fund’s net asset value fell so significantly that the Target Fund redeemed all of its preferred shares in order to bring the Target Fund in line with applicable 1940 Act restrictions, and it is not expected to offer preferred shares again until it can maintain a sustainable level of net assets.

Frequent Trading. Unlike closed-end funds, open-end funds may be subject to adverse effects from frequent purchases and redemptions of shares. Excessive trading in an open-end fund’s shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the fund. However, the Acquiring Fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Acquiring Fund shares. The Acquiring Fund’s Board has approved the policies to seek to deter market timing activity, as described under the section “Disruptive Trading and Market Timing” in the Acquiring Fund’s prospectus. If the Reorganization is completed, the Target Fund shareholders who become holders of Class I shares of the Acquiring Fund in the Reorganization will become subject to these policies.

Dividend Reinvestment. While both closed-end funds and open-end funds may adopt dividend reinvestment plans, the operation of such plans may differ. Pursuant to the Target Fund’s Dividend Reinvestment Plan (the “Reinvestment Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains and other distributions reinvested by Computershare Trust Company, N.A. (the “Plan Administrator”) in the Target Fund’s common shares pursuant to the Reinvestment Plan. (However, due to the significant decline in the Target Fund’s assets, the Target Fund has not declared or paid a distribution to shareholders since the first quarter of 2020, and it is not expected to resume paying distributions to shareholders until it can maintain a sustainable level of net assets.) After the Target Fund declares a dividend or has determined to make a capital gain or other distribution, the Plan Administrator will acquire shares for the participants’ accounts, depending upon the following circumstances, either (i) through receipt of unissued but authorized shares from the Target Fund or (ii) by purchase of outstanding shares on the open market or on the Target Fund’s primary exchange. If on the payable date of the distribution, the market price per share is less than the net asset value per share, the Plan Administrator will buy Fund shares on behalf of the participant in the open market, on the NYSE or elsewhere. The price per share will be equal to the weighted average price of all shares purchased, including commissions. Commission rates are currently $0.02 per share, although the rate is subject to change and may vary. If, following the commencement of purchases and before the Plan Administrator has completed its purchases, the trading price per share equals or exceeds the most recent net asset value per share, the Plan Administrator may cease purchasing shares on the open market and the Target Fund may issue the remaining shares at a price equal to the greater of (a) the net asset value on the last day the Plan Administrator purchased shares or (b) 95% of the market price on such day. In the case where the Plan Administrator has terminated open market purchase and the Target Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Target Fund issued the remaining shares. Under certain circumstances, the rules and regulations of the SEC may require limitation or temporary suspension of market purchases of shares under the Reinvestment Plan. The Plan Administrator will not be accountable for its inability to make a purchase during such a period. If on the payable date of the distribution, the market price per share is equal to or exceeds the net asset value per share, participants will be issued new shares by the Target Fund at the greater of the (a) the net asset value on the payable date or (b) 95% of the market price on such date. Target Fund common shareholders who become holders of Class I shares of the Acquiring Fund in the Reorganization will continue to have the opportunity to have distributions automatically reinvested in shares of the Acquiring Fund at net asset value. With respect to the Acquiring Fund, distributions may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If a shareholder of the Acquiring Fund would like to receive dividends in cash, the shareholder should contact the applicable Financial Intermediary or the Fund.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of Sullivan & Worcester LLP that, for federal income tax purposes, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for federal income tax purposes, no gain or loss will be recognized by the Target Fund or its shareholders as a result of receiving shares of the Acquiring Fund in connection with the Reorganization. The holding period and aggregate tax basis of the shares of the Acquiring Fund that are received by the shareholders of the Target Fund will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholders, provided that such shares of the Target Fund are held as capital assets. In addition, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities, and the holding period and tax basis of the assets of the Target Fund in the hands of the Acquiring Fund as a result of the Reorganization will be the same as in the hands of the Target Fund immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. While the risk factors are similar due to the similar investment objectives and investment policies of the Funds, there are some differences in the Funds’ principal risks, as well as differences in the risk factor disclosures. The risks of the Acquiring Fund are described in greater detail in its Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Target Fund	Acquiring Fund

Equity Securities

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the Fund goes down, the value of the Fund’s shares will be affected.

Energy Industry Concentration

The Fund’s investments are concentrated in the energy industry. The value of the Fund’s investments will therefore be highly sensitive to financial, economic, political and other developments affecting the energy industry, and conditions that negatively impact that industry will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular industry or market sector. Energy-related investments have energy-related industries may lag the performance of other sectors or the market as a whole. Specific risks applicable to the energy industry include fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, the energy industry is subject to substantial government regulation, and changes in the regulatory environment for energy and energy-related companies may adversely impact their profitability.

Market Volatility

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Equity Securities Risk

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

Energy Industry Concentration Risk

The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular industry or market sector. Events negatively affecting the energy-related industries in which the fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly. Energy-related industries have historically experienced price volatility. At times, the performance of investments in energy-related industries may lag the performance of other sectors or the market as a whole. Specific risks applicable to energy-related industries include fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy-related industries are subject to substantial government regulation, and changes in the regulatory environment for energy and energy-related companies may adversely impact their profitability.

Master Limited Partnership (MLP) Risk

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from the fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units.

MLPs and MLP Affiliates

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units.

Certain MLPs in which a fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the fund, would be adversely affected.

Foreign Investing Risk

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

Non-Diversification Risk

As a non-diversified investment company, the fund is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the fund takes concentrated positions in a small number of issuers, the fund may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.

Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.

The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests primarily depend on the performance of an MLP. As such, results of operations, financial condition, cash flows and distributions for MLP affiliates primarily depend on an MLP’s results of operations, financial condition and cash flows. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by the MLP affiliates. Securities of MLP I-Shares may trade at a market price below that of the MLP affiliate and may be less liquid than securities of their MLP affiliate.

No Guarantee

There is no guarantee that the Fund will meet its objective.

Leverage

When the Fund uses leverage through activities such as borrowing, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The value of the shares of the Fund will therefore be more volatile and sensitive to market movements when it employs leverage. Leverage may also involve the creation of a liability that requires the Fund to pay interest.

Closed-End Fund

Because the Fund is a closed-end fund, its shares may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. The Fund may also employ leverage, which may increase volatility.

Currency Rate Risk

Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of each fund’s shares is calculated in U.S. dollars, it is possible for a fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

Derivatives Risk

Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, foreign currency forward contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.

Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

As an investment company registered with the SEC, each fund is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a fund investing in such instruments has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.

Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect a fund’s ability to invest in derivatives as the fund’s subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect a fund by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit a fund’s ability to trade futures contracts and swaps.

There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of a fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a fund’s income or deferring its losses. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser and/or subadviser(s) to comply with particular regulatory requirements.

Emerging Market Risk

The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

Exchange-Traded Notes (ETNs) Risk

ETNs are unsecured, unsubordinated debt instruments that have characteristics and risks similar to those of fixed income securities and trade on an exchange in a manger similar to shares of ETFs. This type of security differs from typical bonds and notes, however, because ETN returns are based upon the performance of a market index minus applicable fees and expenses, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity or security. A fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If a fund must sell some or all of its ETN holdings and the secondary market is weak, the fund might have to sell such holdings at a discount. If a fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty risk and debt instruments risks.

Infrastructure-Related Risk

Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Large Market Capitalization Companies Risk

The value of investments in larger companies may not rise as much as investments in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Liquidity Risk

Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

In addition to this, certain shareholders, including affiliates of a fund’s investment adviser and/or subadviser(s), may from time to time own or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their shares of the fund may increase the fund’s liquidity risk by causing the fund to have to sell securities at an unfavorable time and/or price.

Market Volatility Risk

The value of the securities in which a fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Instability in the financial markets may expose each fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government and other governments have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

MLP Affiliate Risk

The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests primarily depend on the performance of an MLP. As such, results of operations, financial condition, cash flows and distributions for MLP affiliates primarily depend on an MLP’s results of operations, financial condition and cash flows. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by the MLP affiliates. Securities of MLP I-Shares may trade at a market price below that of the MLP affiliate and may be less liquid than securities of their MLP affiliate.

MLP Tax-Deferred Distribution Risk

Because an MLP is treated as a partnership for federal income tax purposes, holders of its equity are taxed on their allocable share of income from the MLP rather than distributions received from the MLP. Many MLPs make cash distributions in excess of their taxable income. The excess of distributions over income reduces the partners’ tax basis in their equity interest in the MLP. Accordingly, the tax on such distributions may be deferred until the MLP interest is sold. Similarly, if a fund makes distributions to its shareholders in excess of its taxable income, such excess will represent a return of capital that reduces shareholders’ tax basis in their shares. Because the basis reduction would increase any future gain on a disposition of the shares the tax may be deferred until each shareholder sells its shares.

Redemption Risk

The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund by, for example, accelerating the realization of capital gains and/or increasing the fund’s transaction costs.

RIC Compliance Risk

The fund’s investment in MLPs presents unusual challenges in qualifying each year as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, a designation which allows the fund to avoid paying taxes at regular corporate rates on its income. If for any taxable year the fund fails to qualify as a RIC, the fund’s taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to the fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Short-Term Investments Risk

Short-term investments include money market instruments, repurchase agreements, certificates of deposit and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Small and Medium Market Capitalization Companies Risk

Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

Please refer to the Acquiring Fund’s Prospectus and Statement of Additional Information and the Target Fund’s recent shareholder reports for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

At a special board meeting held on February 1, 2021, each Board considered the approval of the Plan with respect to each Fund. Each Board, including all of the Independent Board Members, has unanimously approved the Plan. Each Board has determined that the Reorganization is in the best interests of the applicable Fund and that the interests of such Fund’s shareholders will not be diluted as a result of the Reorganization. Each Board’s determinations were based on a comprehensive evaluation of the information provided to it. During the review, neither Board identified any particular information or consideration that was all-important or controlling.

In reaching its determinations with respect to the Reorganization, the Target Fund Board considered a number of factors presented at the time of its special meeting, including, but not limited to, the following:

Investment Objective and Investment Strategies. The Acquiring Fund’s investment objective is similar to that of the Target Fund. Each Fund’s principal investment strategies and principal investment risks are also similar, although there are some differences. The Target Board reviewed and considered the principal differences in the investment strategies and risks between the Target Fund and the Acquiring Fund.

Open-end Structure and the Elimination of the Trading Discount. The Reorganization would provide similar benefits as the conversion of the Target Fund into an open-end structure: namely, any trading discount would be eliminated and the Target Fund common shareholders who become shareholders of the Acquiring Fund would be permitted to redeem, purchase or exchange shares of the Acquiring Fund received in the Reorganization at the then-current net asset value. Acquiring Fund shares purchased after the Reorganization will be subject to the standard shareholder fee structure applicable to such class of shares.

Potential Economies of Scale. As a result of the Reorganization, the Target Fund’s assets would be combined with the asset base of the Acquiring Fund. In addition, after the Reorganization the Acquiring Fund may provide shareholders with the potential to achieve greater economies of scale because the Acquiring Fund, as an open-end fund, may be able to increase its asset base through the continuous sale of shares which would, in turn, permit fixed costs to be spread over a broader asset base.

Impact on Expenses. The fee and expense structure of the Funds differs, in part, because of structural differences between open-end funds and closed-end funds. The Target Board considered comparative fee and expense ratio information of the Funds, the estimated expense ratio of the Acquiring Fund following the Reorganization and the impact of expense waivers and limitations. Assuming the Reorganization had taken place on November 1, 2019, the Acquiring Fund’s Class I shares would have (A) total annual fund operating expenses that are lower than those of the Target Fund’s common shares prior to the Reorganization and (B) after giving effect to all contractual fee and expense waivers and/or reimbursements that the Adviser has agreed to continue for at least two years following the Reorganization, net annual fund operating expenses that are estimated to be lower than those of the Target Fund’s common shares prior to the Reorganization.

Impact on Management Fee Rates. The Acquiring Fund’s management fee rate includes a breakpoint at which the management fee is reduced when the Acquiring Fund reaches a certain asset level. The Target Board noted that the Target Fund was benefiting from waivers of the advisory and administrative fees, but contractual and effective management fee rates of the Acquiring Fund will be lower than the contractual and effective management fee rates of the Target Fund as a result of the Acquiring Fund’s lower management fee rate.

Sales Charges and Redemption Fees. The common shareholders of the Target Fund will not pay an initial sales charge in connection with the receipt of Class I shares of the Acquiring Fund in the Reorganization. Class I shares received in the Reorganization or additional Class I shares purchased after the Reorganization will not be subject to any redemption fees or contingent deferred sales charge. Any other class of shares purchased after the Reorganization (i.e. Class A or Class C shares) will be subject to the standard shareholder fee structure applicable to such class.

Management and Service Providers. The Acquiring Fund has the same investment adviser, subadviser and portfolio management team as the Target Fund. Most of the Funds’ service providers also overlap.

Relative Investment Performance. The Target Board considered the investment performance of the Funds over various periods. The Target Board noted that over the one-, three- and five-year periods ended December 31, 2020, the Acquiring Fund’s Class I shares outperformed the Target Fund common shares.

Leverage. Although the Funds’ respective investment objectives are similar, the Acquiring Fund, as an open-end fund, is not able to employ leverage to the same extent as the Target Fund, a closed-end fund, because the Acquiring Fund is not permitted to issue preferred shares. The Target Fund has historically used leverage but due to the market turbulence and severe downturn, the Target Fund’s net asset value fell so significantly that the Target Fund repaid all borrowings in order to bring the Target Fund in line with applicable 1940 Act restrictions and credit facility covenants, and its ability to use leverage in the future has been significantly reduced by its much lower level of net assets.

Illiquid Investments and Cash Balances. The Acquiring Fund is subject to the 15% Illiquid Investment Limit. Although the Target Fund does not hold illiquid investments, it is not subject to such a limit. In addition, as an open-end fund, the Acquiring Fund will normally be required to maintain a larger cash position than the Target Fund currently maintains in order to satisfy redemption requests.

Anticipated Tax-Free Reorganization; Certain Taxable Distributions. There is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization, because the Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. The Acquiring Fund may recognize gains that, upon distribution, are taxable to shareholders as a result of sales of portfolio securities after the Reorganization.

Terms of the Reorganization and Impact on Shareholders. The terms of the Reorganization are intended to avoid dilution of the interests with respect to net asset value of the existing shareholders of the Funds. In this regard, the Target Board considered that the aggregate net asset value of the Class I shares of the Acquiring Fund that common shareholders of the Target Fund will receive in the Reorganization is expected to be equal to the aggregate net asset value (not the market price) of the common shares of the Target Fund held by such common shareholders, as of the close of business on the business day immediately prior to the closing date of the Reorganization.

Operational Considerations. A manually intensive process involving the Funds’ transfer agents is required to effect the Reorganization because closed-end funds and open-end funds are held differently at financial intermediaries. Trading in Target Fund shares would be restricted for at least two days to ensure adequate time for operational processes to occur.

Expected Costs of the Reorganization. The Target Fund will pay all of the costs associated with the Reorganization, which are estimated to be $250,000 (including auditor and legal fees and the costs of preparing and filing this Proxy Statement/Prospectus). These estimated expenses, in addition to the estimated brokerage commission and other transaction costs associated with the pre-Reorganization and post-Reorganization purchases and sales of portfolio securities described below, will be borne indirectly by the Target Fund’s common shareholders regardless of whether the Reorganization is consummated. The Target Fund will pay all of the costs associated with the Reorganization because the Target Fund’s shareholders would benefit in multiple ways from the Reorganization. The Reorganization is not expected to materially impact shareholders of the Acquiring Fund, although the Acquiring Fund may experience certain economies of scale as a result of the assets of the Target Fund being added to the Acquiring Fund.

During their consideration of the Reorganization, the Independent Directors of the Target Fund consulted with their independent counsel, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Directors of the Target Fund concluded that the proposed Reorganization would be in the best interests of the Target Fund and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of the Target Fund for approval.

The Trustees of the Acquiring Trust have also approved the Plan on behalf of the Acquiring Fund, after concluding that the proposed Reorganization would be in the best interests of the Acquiring Fund and its shareholders.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of the Target Fund will be acquired by the Acquiring Fund in exchange for Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund on or about _____, 2021, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, the Target Fund will endeavor to discharge all of its known liabilities and obligations. The Target Fund will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

The number of full and fractional shares of each class of the Acquiring Fund to be received by the shareholders of the Target Fund will be determined by dividing the net assets of the Target Fund by the net asset value of a share of the Acquiring Fund. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

Virtus Fund Services, LLC (“Virtus Fund Services”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Acquiring Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to the Acquiring Fund, the Target Fund will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of the Acquiring Fund received by the Target Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Target Fund’s shareholders on the share records of the Acquiring Fund or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the Target Fund’s shareholders. All issued and outstanding shares of the Target Fund will be canceled. The shares of the Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, the Target Fund will be terminated.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by the Target Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of the Target Fund’s shareholders, the Plan may be terminated (a) by the mutual agreement of the Target Fund and the Acquiring Fund; (b) by either the Target Fund or the Acquiring Fund if the Reorganization has not occurred on or before [December 31, 2021], unless such date is extended by mutual agreement of the Target Fund and Acquiring Fund; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

If the Target Fund’s shareholders do not approve the Reorganization, the Target Board will consider other possible courses of action in the best interests of the Target Fund and its shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, for federal income tax purposes and based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result:

1.	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

2.	No gain or loss will be recognized by the Target Fund on the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund’s shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund or upon the distribution of the Acquiring Fund’s shares to the Target Fund’s shareholders in exchange for their shares of the Target Fund;

3.	No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund in liquidation of the Target Fund;

4.	The aggregate tax basis of the shares of the Acquiring Fund received by each shareholder of the Target Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Acquiring Fund received by each shareholder of the Target Fund will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder (provided that the shares of the Target Fund are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of the Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Acquiring Fund will include the period during which the assets were held by the Target Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received, the Acquiring Fund would not succeed to loss carryforwards (or any other tax attributes) of the Target Fund, the Acquiring fund would have a tax basis for the assets acquired from the Target Fund equal to the fair market value of those assets at the time of the Reorganization, and the holding period of those assets would begin on the date of the Reorganization. Because of the change in stock ownership of the Acquiring Fund, there would be limitations on the use of the Acquiring Fund’s capital loss carryforwards arising from the transaction.

A regulated investment company (such as the Acquiring Fund) will lose its tax-favored status if it has any earnings and profits which were accumulated during a period when it or a predecessor was not a regulated investment company. If the Target Fund had any such earnings and profits, the Acquiring Fund would succeed to them if the Reorganization is (as expected) tax free. Management understands that the Target Fund does not have any accumulated earnings and profits; however, if there were any, the Target Fund would pay them out as a dividend immediately prior to the Reorganization.

Since the Acquiring Fund will have a carried-over tax basis in the assets it acquires from the Target Fund, it may have gain or loss on disposition of those assets. Gain on sale of any such asset within five years of the closing of the Reorganization is potentially subject to tax on the Acquiring Fund itself, to the extent of any appreciation in the asset at the time of closing. However, that gain can generally be offset by net operating losses and net capital losses carried forward from the Target Fund, and also by loss on sale of any asset acquired from the Target Fund to the extent of the excess of tax basis over value of that asset at the time of the closing. If the Target Fund owned assets whose aggregate value exceeded their aggregate tax basis, it would be entitled to elect to recognize all of the gains and losses on its assets as if it had sold them for fair market value immediately prior to the Reorganization (and would presumably do so, in order that no net gains in the assets would be taxable to the Acquiring Fund subsequent to the Reorganization). Management understands that the aggregate value of the assets of the Target Fund is less than the aggregate tax basis of those assets, and so no such election will be available. Because the Acquiring Fund can use net operating loss carryforwards, capital loss carryforwards, and built-in losses of the Target fund to offset any recognized built-in gains on Target Fund assets, it is not expected that the Acquiring Fund will have any tax to pay on sale of assets acquired from the Target Fund.

The Acquiring Fund cannot make any use of the net operating loss carryforwards of the Target Fund other than to offset any built-in gains, as described in the preceding paragraph, but can use capital loss carryforwards of the Target Fund until they expire (generally five years following the year in which the capital loss was incurred) to offset capital gains of the combined funds. Because former shareholders of the Target Fund will own more than fifty percent of the shares of the combined entity following the reorganization there will be a change of control of the Acquiring Fund and use of capital loss carryforwards and built-in capital losses of the Acquiring Fund may be subject to limitation.

Currently, the Target Fund can use tax losses generated by its investment in MLPs as they arise. Use of these losses by the combined entity following the Reorganization may be deferred until the MLP which generates the loss has income or is sold, under the passive activity loss rules.

Shareholders of the Target Fund should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Pro Forma Capitalization

The table below sets forth the capitalization of the Funds as of October 31, 2020, and the capitalization of the Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value, assuming the Reorganization occurs. The pro forma data reflects an exchange ratio of approximately 0.9184 Class I shares of the Acquiring Fund for each Common share of the Target Fund.

Capitalization of the Target Fund, the Acquiring Fund and

Acquiring Fund (Pro Forma After Reorganization)

	Target Fund		Acquiring Fund	Adjustments		Acquiring Fund (Pro Forma After Reorganization)
Net Assets (in 000s)
Common Shares	$12,540358		--	$(250,000	)(a)	--
Class A	--		$317,000	--		$317,000
Class C	--		79,000	--		79,000
Class I	--		4,364,000	--		16,654,358
Total Net Assets	$12,540,358		$4,760,000	$(250,000	)(a)	$17,050358
Net Asset Value Per Share
Common Shares	$4.78	(b)	--
Class A	--		$5.19			$5.19
Class C	--		$5.12			$5.12
Class I	--		$5.10			$5.10
Shares Outstanding (in 000s)
Common Shares	2,623,355	(b)	--
Class A	--		61,212			61,212
Class C	--		15,319			15,319
Class I	--		855,486	(214,045	)(c)	3,264,796
Total Shares Outstanding	2,623,355		932,017	(214,045	)(c)	3,341,327

(a)	Reflects estimated Reorganization costs to be borne by the Target Fund.

(b)	Target Fund NAV and total shares outstanding reflect 1-for-10 reverse stock split that took place in November 2020.

(c)	Reflects change in shares outstanding due to issuance of Class I shares of the Acquiring Fund in exchange for common shares of the Target Fund based on the net asset value of the Funds’ shares at October 31, 2020.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

VP Distributors, LLC (“VP Distributors”), an affiliate of Virtus and VAIA, serves as the national distributor of the Acquiring Fund’s shares. VP Distributors distributes the Fund’s shares either directly or through securities dealers or agents or bank-affiliated securities brokers. The Acquiring Fund currently offers Class A, Class C and Class I shares, and each class of shares has a separate distribution arrangement and bears its own distribution expenses, if any.

The Target Fund is authorized to issue preferred shares and common shares, although only common shares are currently outstanding. In contrast to the shares of the Acquiring Fund, which are available for purchase through a continuous offering, Common shares of the Target Fund are listed for trading on the NYSE, where such shares may be purchased and sold through broker-dealers at prevailing market prices, which may be greater than (premium) or less than (discount) net asset value. As a closed-end fund, the Target Fund typically does not engage in a continuous offering of new shares, and the Target Fund’s common shares are not redeemable. Shares of the Target Fund do not have any exchange rights.

In the proposed Reorganization, shareholders of the Target Fund owning common shares will receive Class I shares of the Acquiring Fund. Class I shares are offered primarily to clients of financial institutions and intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser, the Subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class I shares and the distribution arrangements applicable to this class of shares are contained in the Prospectus and Statement of Additional Information relating to the Acquiring Fund.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees for other share classes of the Acquiring Fund is contained in the Prospectus and Statement of Additional Information relating to the Acquiring Fund. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Acquiring Fund’s Prospectus. The Acquiring Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. The Acquiring Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how the Acquiring Fund’s net asset value is determined, is contained in the Acquiring Fund’s Prospectus. The Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within sixty days. All investments are invested in full and fractional shares. The Acquiring Fund reserves the right to reject any purchase order.

Exchange Privileges

Unlike the Target Fund, which does not offer shareholders any exchange privileges, shareholders of the Acquiring Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds. Class C shares of the Acquiring Fund are also exchangeable for Class C1 shares of those Virtus Mutual Funds offering them.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Acquiring Fund’s exchange privileges is contained in the Acquiring Fund’s Prospectus.

Dividend Policy

The Target Fund generally declares and pays distributions to shareholders on a quarterly basis. The estimated character of the distributions paid will either be dividends (ordinary income eligible to be treated as qualified dividend income) or returns of capital. However, given the decline in the Target Fund’s assets, the Target Fund has not declared or paid a distribution to shareholders since the first quarter of 2020, and it is not expected to resume paying distributions to shareholders until it can maintain a sustainable level of net assets. The Acquiring Fund pays dividends from net investment income on a semiannual basis and distributes net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Target Fund’s most recent shareholder report or the Acquiring Fund’s Prospectus for further information concerning dividends and distributions.

The Target Fund operates and is subject to taxation as a C-corporation under the Internal Revenue Code. In contrast, the Acquiring Fund has qualified, and intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, the Acquiring Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as it distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that the Acquiring Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

The Target Fund is a closed-end management investment company registered with the SEC under the 1940 Act and organized as a Maryland corporation. The Target Fund is governed by its Articles of Incorporation and By-Laws, Board of Directors, Maryland law, and federal law. The Acquiring Fund is a series of the Acquiring Trust, an open-end management investment company registered with the SEC under the 1940 Act that is organized as a Delaware statutory trust. The Acquiring Trust is governed by its Declaration of Trust and By-Laws, Board of Trustees, Delaware law, and federal law. The Acquiring Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Acquiring Trust currently consist of the Acquiring Fund and 1 other mutual fund. See Exhibit C for a summary comparison of Maryland corporations and Delaware statutory trusts.

Required Vote

Shareholder approval of the Reorganization requires the affirmative vote of the holders of a majority of the Target Fund’s shares of common stock entitled to vote on the Proposal. For additional information regarding voting requirements, see “Information Concerning the Meeting and Voting Requirements.”

The Target Board recommends that Target Fund shareholders vote “FOR” the Reorganization of the Target Fund into the Acquiring Fund.

PROPOSAL 2

ELECTION OF CLASS III DIRECTORS

(Throughout the discussion of Proposal 2, any reference to the “Fund” is intended to refer to the Target Fund.) At the Annual Meeting, shareholders of the Target Fund will be asked to elect the following directors, each to serve for the remaining term of the Class or until his or her successor has been duly elected and qualified:

Proposal 2a: Elect Connie D. McDaniel as a Class III Director;

Proposal 2b: Elect Philip R. McLoughlin as a Class III Director;

Proposal 2c: Elect George R. Aylward as a Class III Director;

Background

The Board is responsible for the overall management of the Target Fund, including general supervision and review of the Fund’s operations. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund’s day-to-day affairs. Among other things, the Board generally oversees the management of the Fund and reviews and approves the Fund’s advisory and subadvisory contracts and other principal contracts. Even if shareholders vote to approve the Reorganization of the Fund, the Board will have responsibility for overseeing the Fund’s management and winding up of the Fund’s affairs through the closing of the Reorganization. Directors of the Fund are divided into three classes, and are elected to serve three-year staggered terms. Each year, the term of office of one class expires.

Effect of the Approval of Proposals 2a through 2c

If each of Proposals 2a through 2c is approved, the respective nominee would be elected as Director effective as of the Annual Meeting. Each would continue to serve on the Board as a Class III Director for an additional term of three years, and until his or her successor has been duly elected and qualified (or, if sooner, until the Fund’s Reorganization is complete).

At the meeting, shareholders are entitled to elect three Directors for a term ending in 2024, in each case to serve until the annual meeting of shareholders in that year and until their respective successors are duly elected and qualified. A plurality of votes cast at the meeting by the holders of the Fund’s shares is necessary to elect Directors, provided a quorum is present.

Additional Information About Proposals 2a through 2c

The holders of the Target Fund’s common shares will have equal voting rights (i.e., one vote per share) and will vote as a single class with respect to all Proposals 2a through 2c.

Unless authority is withheld, it is the intention of the persons named in the proxy to vote the proxy “FOR” the election of the Director Nominees described in Proposals 2a through 2c.

Background and additional information concerning the current Directors and the Nominees is set forth in the tables that follow. The “Interested” Director (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk(*). Independent Directors are those who are not interested persons of (i) the Fund, (ii) the Funds’ investment adviser (VAIA) or subadviser (DPIM), or (iii) a principal underwriter of the Fund, and who satisfy the requirements contained in the definition of “independent” as defined in the 1940 Act.

INFORMATION ABOUT THE NOMINEES, DIRECTORS, AND ADVISORY BOARD MEMBERS

Name, Year of Birth and Number of Portfolios in Funds Complex Overseen by Director(1)(2)	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past Five Years	Other Directorships/ Trusteeships Held by Director During the Past Five Years
Class I Directors
Independent Directors
McNamara, Geraldine M. YOB: 1951 Portfolios Overseen: 95	Class I Director since 2020; term expires at the 2022 Annual Meeting	Retired	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (54 portfolios).
Rogers, James B., Jr. YOB: 1942 Portfolios Overseen: 3	Class I Director since 2016, term expires at the 2022 Annual Meeting	Private Investor (since 1980)	Director (since 1988), Virtus Total Return Fund Inc.; Director (1986 to 2019), the former Virtus Total Return Fund Inc.; Trustee/Director (since 2016), Virtus Global Multi-Sector Income Fund and Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2018), Ananti Inc., Sirius International Insurance Group, Ltd., and Quantum Digital Asset Management Pte. Ltd; Director (2018 to 2019), Ocean Capital Advisors LLC; Director (since 2017), JSC AgroGard-Finance; Director (2016 to 2018), Crusader Resources Limited; Director (since 2014), Sinofortune Financial Holdings Limited; Director (since 2014), Phos Agro; Director (since 2012), Spanish Mountain Gold Limited; Director (since 2012), GEO Energy Resources Limited; Chairman (since 2007), Beeland Enterprises Inc.; Director (since 2007), Beeland Holdings Pte Ltd.; and Chairman (since 1980), Beeland Interests (Media and Investments).

Walton, R. Keith YOB: 1964 Portfolios Overseen: 92	Class I Director since 2016, term expires at the 2022 Annual Meeting

Managing Director (since 2020), Lafayette Square Holding Company LLC; Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; Vice President, Strategy (2013 to 2017), Arizona State University; Partner (since 2006), Global Infrastructure

Partners.

Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (54 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (since 2016), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.

Zino, Brian T. YOB: 1952 Portfolios Overseen: 99	Class I Director since 2016, term expires at the 2022 Annual Meeting	Retired	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Advisory Board Member (since 2021), Virtus AllianzGI AI & Tech Opportunities Fund, Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Convertible & Income 2024 Target Term Fund, Virtus AllianzGI Diversified Income & Convertible, Virtus AllianzGI Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (54 portfolios); Director (since 2016), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2008) and President (1994 to 2008), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

Class II Directors
Independent Directors
Burke, Donald C. YOB: 1960 Portfolios Overseen: 95	Class II Director since 2020, term expires at the 2023 Annual Meeting	Retired

Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).

Harris, Sidney E. YOB: 1949 Portfolios Overseen: 92	Class II Director since 2020, term expires at the 2023 Annual Meeting	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University

Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.

Mallin, John R. YOB: 1950 Portfolios Overseen: 92	Class II Director since 2020, term expires at the 2023 Annual Meeting	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate

Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (54 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).

Oates, James M. YOB: 1946 Portfolios Overseen: 92	Class II Director since 2014, term expires at the 2023 Annual Meeting	Managing Director (since 1994), Wydown Group (consulting firm).	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (since 2016), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2013), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (54 portfolios).

Class III Directors
Independent Directors
McDaniel, Connie D. YOB: 1958 Portfolios Overseen: 92	Class III Director since 2020, nominee for term expiring 2024	Retired (since 2013); and Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Trustee (since 2017), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2021), North Florida Land Trust; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; Director (2014 to 2019), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.

McLoughlin, Philip R. YOB: 1946 Portfolios Overseen: 102	Class III Director since 2014, nominee for term expiring 2024	Retired	Trustee (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2021), Virtus AllianzGI AI & Tech Opportunities Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible Fund, Virtus AllianzGI Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Advisory Board Member (since 2021), Virtus AllianzGI Convertible & Income 2024 Target Term Fund and Virtus AllianzGI Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman ( 2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (54 portfolios).

Interested Director
Aylward, George R.* YOB: 1964 Portfolios Overseen: 103	Class III Director since 2014, nominee for term expiring 2024	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005)	Trustee and President (since 2021), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus AllianzGI AI & Tech Opportunities Fund, Virtus AllianzGI Convertible & Income 2024 Target Term Fund, Virtus AllianzGI Convertible & Income Fund, Virtus AllianzGI Convertible & Income Fund II, Virtus AllianzGI Diversified Income & Convertible, Virtus AllianzGI Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Chairman and Trustee (since 2015), Virtus ETF Trust II (3 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (54 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.

Advisory Board Members(4)
Cogan, Sarah E. YOB: 1956 Portfolios Oversee: 99	Served Since: 2021	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm)(since 2018); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (12 portfolios); Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; and Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios).

DeCotis, Deborah A. YOB: 1952 Portfolios Overseen: 99	Served Since: 2021	Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); Trustee, Smith College (since 2017); and Director, Watford Re (since 2017). Formerly, Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); Trustee, Stanford University (2010 to 2015); and Principal, LaLoop LLC, a retail accessories company (1999 to 2014).	Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (since 2011), Virtus Strategy Trust (12 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc. and PIMCO Managed Accounts Trust (5 portfolios); Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund; Trustee (since 2013), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2017), PIMCO Flexible Credit Income Fund; and Trustee (since 2018), PIMCO Flexible Municipal Income Fund.

Drummond, F. Ford YOB: 1962 Portfolios Overseen: 99	Served Since: 2021	Owner/Operator (since 1998), Drummond Ranch; formerly Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board;, Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Advisory Board Member (since 2021), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Trustee (since 2006), Virtus Investment Trust (13 portfolios); Trustee (since 2014), Virtus Strategy Trust (12 portfolios); and Director (since 2011), Bancfirst Corporation.
Moyer, William R. YOB: 1944 Portfolios Overseen: 92	Served Since: 2020	Private investor (since 2004); Financial and Operations Principal (2006 to 2017), Newcastle Distributors LLC (broker dealer)	Advisory Member (since 2020), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (54 portfolios); Director (2016 to 2019) and Advisory Member (since 2020), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Director (2014 to 2019) and Advisory Member, Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (2011 to 2019) and Advisory Member, Virtus Global Multi-Sector Income Fund; Trustee (2013 to 2016) and Advisory Member (since 2020), Virtus Alternative Solutions Trust (2 portfolios).

*	Mr. Aylward is an “interested person” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser and Subadviser, and various positions with its affiliates.

(1)	The business address of each current Director and Advisory Board Member is c/o the Fund, 101 Munson Street, Suite 104, Greenfield, MA 01301.

(2)	The “Virtus Fund Complex” includes those registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or for which the Adviser or an affiliate of the Adviser, including the Subadviser, serves as investment adviser.

(3)	Each Director currently serves a one to three-year term concurrent with the class of Directors for which he or she serves.

(4)	Advisory Board Members are not voting members of the Fund’s Board of Directors and they provide advice to the Board, as requested. Mr. Moyer was appointed as an Advisory Board Member effective January 1, 2020, and Mses. Cogan and DeCotis and Mr. Drummond were appointed as Advisory Board Members effective February 1, 2021.

Director and Director Nominee Qualifications

The Board has determined that each Director and Director Nominee should serve as such based on several factors (none of which alone is decisive). Among the factors the Board considered when concluding that an individual should serve as a Director were the following: (i) availability and commitment to attend meetings and perform the responsibilities of a Director, (ii) personal and professional background, (iii) educational background, (iv) financial expertise, (v) ability, judgment, personal attributes and expertise, and (vi) familiarity with the Fund or its service providers. In respect of each Director and Director Nominee, the individual’s professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Director of the Fund.

Following is a summary of various qualifications, experiences and skills of each Director and Director Nominee (in addition to business experience during the past five years as set forth in the table above) that contributed to the Board’s conclusion that an individual should serve on the Board. References to the qualifications, attributes and skills of a Director and Director Nominee do not constitute the holding out of any Director or Director Nominee as being an expert under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the SEC.

George R. Aylward.   In addition to his positions with the Fund, Mr. Aylward is a Director and the President and Chief Executive Officer of Virtus Investment Partners, Inc., the ultimate parent company of the Adviser. He also holds various executive positions with the Adviser, the Fund’s subadviser, and various of their affiliates, and previously held such positions with the former parent company of Virtus. He therefore has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues. Mr. Aylward is a certified public accountant and holds an MBA, and he also serves as an officer and director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

Donald C. Burke.   Mr. Burke, currently retired, has extensive experience with mutual funds, including as president and Chief Executive Officer of a major fund complex, and subsequently as an independent trustee of another major fund complex. He also has extensive knowledge of the utility industry, derived from his service on the board of a public company involved in the production, transmission and distribution of energy. He is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

Sidney E. Harris.   Dr. Sidney Harris has extensive knowledge of best practices in executive management, familiarity with international business practices and expertise in corporate strategy implementation, risk management, technology, asset management compliance and investments. Dr. Harris is currently Professor and Dean Emeritus at the J. Mack Robinson College of Business at Georgia State University. He has been affiliated with the J. Mack Robinson College of Business since 1997, serving as Professor (1997 to 2014) and Dean (1997 to 2004). Most recently, Dr. Harris was Professor of Computer Information Systems, Management and International Business. Prior to joining Georgia State University, Dr. Harris was Professor (1987 to 1996) and former Dean (1991 to 1996) of the Peter F. Drucker Graduate School of Management at Claremont Graduate University (currently Peter F. Drucker and Masotoshi Ito Graduate School of Management). He served as Independent Trustee of the RidgeWorth Funds Board of Trustees (2004 to 2017) and as Independent Chairman (2007 to 2017). He served as a member of the RidgeWorth Funds Governance and Nominating Committee (2004 to 2017) and Audit Committee (2006 to 2017). Dr. Harris previously served on the Board of Transamerica Investors (1995 to 2005). Dr. Harris previously served as a Director of Total System Services, Inc. (1999 to 2019). He served on the Board of Directors of KIPP Metro Atlanta, served as Chairman of the International University of the Grand-Bassam (“IUGB”) Foundation (2012 to 2017), and serves on the Board of Directors of the IUGB Foundation (since 2012). Dr. Harris also serves as a Trustee of the Mutual Funds Directors Forum (since 2019), and he serves as a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

John R. Mallin.   Mr. Mallin is a real estate partner and former practice group leader for the Real Property Practice Group at McCarter & English LLP. During his career, he has been involved in all aspects of real estate development and financial transactions related to real estate. Mr. Mallin also has oversight and corporate governance experience as a director, including as a chair, of non-profit entities. Mr. Mallin is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

Connie D. McDaniel.   Ms. McDaniel, currently retired, has extensive domestic and international business experience, particularly with respect to finance, strategic planning, risk management and risk assessment functions. She is retired from The Coca-Cola Company, where she served as Vice President and Chief of Internal Audit, Corporate Audit Department (2009 to 2013), Vice President, Global Finance Transformation (2007 to 2009), Vice President and Controller (1999 to 2007), and held various management positions (1989 to 1999). While at The Coca-Cola Company, Ms. McDaniel chaired that company’s Ethics and Compliance Committee (2009 to 2013) and developed a knowledge of corporate governance matters. Prior to The Coca-Cola Company, she was associated with Ernst & Young (1980 to 1989). Ms. McDaniel served as Independent Trustee of the RidgeWorth Funds Board of Trustees from 2005 to 2017. She was Chairman of the RidgeWorth Funds Audit Committee (2008 to 2017), designated Audit Committee Financial Expert (2007 to 2017) and a member of the RidgeWorth Funds Governance and Nominating Committee (2015 to 2017). Ms. McDaniel also served as a Director of Total System Services, Inc. (2014 to 2019) and currently serves as a Director of Global Payments Inc. and as Chair of the Georgia State University Robinson College of Business Board of Advisors. She is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

Philip R. McLoughlin.   Mr. McLoughlin has an extensive legal, financial and asset management background. In 1971, he joined Phoenix Investment Partners, Ltd. (then, Phoenix Equity Planning Corp.), the predecessor of Virtus Investment Partners, Inc., as Assistant Counsel with responsibility for various compliance and legal functions. During his tenure, Mr. McLoughlin assumed responsibility for most functions in the firm’s advisory, broker-dealer and fund management operations, and eventually ascended to the role of President. Mr. McLoughlin then served as General Counsel, and later Chief Investment Officer, of Phoenix Mutual Life Insurance Company, the parent company of Phoenix Investment Partners. Among other functions, he served as the senior management liaison to the boards of directors of the insurance company’s mutual funds and closed-end funds, and had direct oversight responsibility for the funds’ portfolio managers. In 1994, Mr. McLoughlin was named Chief Executive Officer of Phoenix Investment Partners, and continued in that position, as well as Chief Investment Officer of Phoenix Mutual Life Insurance Company, until his retirement in 2002. He is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

Geraldine M. McNamara.   Ms. McNamara was an executive at U.S. Trust Company of New York for 24 years, where she rose to the position of Managing Director. Her responsibilities at U.S. Trust included the oversight of U.S. Trust’s personal banking business. In addition to her managerial and banking experience, Ms. McNamara has experience in advising individuals on their personal financial management, which has given her an enhanced understanding of the goals and expectations that individual investors may have. Ms. McNamara is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

James M. Oates.   Mr. Oates was instrumental in the founding of a private global finance, portfolio management and administration company, and he has also served in executive and director roles for various types of financial services companies. As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. He also previously served as chief executive officer of two banks, and holds an MBA. Mr. Oates also has experience as a director of other publicly traded companies and served for a number of years as the Chairman of the Board of a large family of mutual funds unaffiliated with the Fund. Mr. Oates is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

James B. Rogers, Jr.   Mr. Rogers brings significant financial and economic experience to the Board, and provides innovative business insight to assist the Board and its committees. Mr. Rogers co-founded the Quantum Fund, is the author of several books, and also is a financial commentator worldwide. He is also a director/trustee of two other closed-end funds managed by affiliates of the Adviser.

R. Keith Walton.   Mr. Walton’s business and legal background, and his extensive service with other boards, provide valuable insight to the Board and its committees regarding corporate governance and best practices. He is an honors graduate of Yale College and the Harvard Law School. Mr. Walton was a Director of Systematica Investments Limited Funds (2006 to 2019) and a Director of BlueCrest Capital Management Funds (2006 to 2017). He is also the founding Principal and Chief Administrative Officer at Global Infrastructure Partners (since 2006). Mr. Walton is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

Brian T. Zino.   Mr. Zino, currently retired, was employed by J. & W. Seligman and Co. Inc., a privately held New York City investment firm managing Closed End Investment Companies, a family of mutual funds, institutional accounts and operating a trust company (1998 to 2009). For the last 15 of those years, he served as president and CEO of Seligman. His extensive mutual fund, financial and business background and years of service as a director of a large non-affiliated family of both open- and closed-end funds bring valuable skills and business judgment to the Board and its committees. Mr. Zino is also a certified public accountant and has an extensive background in accounting matters relating to investment companies. He also served as a Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002) on the board of the ICI Mutual Insurance Company and as a Member of the Board of Governors of ICI (1998 to 2008). Mr. Zino is also a director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

Advisory Board Member Qualifications

Sarah E. Cogan Ms. Cogan has substantial legal background and experience in the investment management industry. She was a partner at Simpson Thacher & Bartlett LLP, a large international law firm, in the corporate department for over 25 years and former head of the registered funds practice. She has extensive experience in oversight of investment company boards through her experience as counsel to the Independent Trustees of the series of the Trusts and as counsel to other independent trustees, investment companies and asset management firms. Ms. Cogan is also a trustee of several open-end and closed-end funds managed by the Adviser’s affiliates.

Deborah A. DeCotis Ms. DeCotis has substantial senior executive experience in the investment banking industry, having served as a Managing Director for Morgan Stanley. She has extensive board experience and/or experience in oversight of investment management functions through her experience as a trustee of Stanford University and Smith College and as a director of Armor Holdings and The Helena Rubinstein Foundation, Stanford Graduate School of Business. Ms. DeCotis is also a trustee of several open-end and closed-end funds managed by the Adviser’s affiliates.

F. Ford Drummond Mr. Drummond has substantial legal background and experience in the oversight and management of regulated companies through his work as General Counsel of BMI Health Plans, a benefits administrator. He has substantial board experience in the banking sector as a director of BancFirst Corporation, Oklahoma’s largest state chartered bank, and as a former director of The Cleveland Bank. Mr. Drummond also is a past chairman and member of the Oklahoma Water Resources Board, which provides tax exempt financing for water infrastructure projects in the state. Mr. Drummond is also a trustee of several open-end and closed-end funds managed by the Adviser’s affiliates.

William R. Moyer.   Mr. Moyer has substantial experience in the asset management and accounting industries. Previously, he served for a number of years as Executive Vice President and Chief Financial Officer of the company that is predecessor to what is now Virtus and its affiliates. Mr. Moyer also is a certified public accountant and has an extensive background in accounting matters relating to investment companies. He is also an advisory board member for several open-end and closed-end funds managed by the Adviser and its affiliates.

Required Vote

The election of Director Nominees to the Board requires a plurality of the votes cast on the matter by the holders of the Fund’s shares voting together as a single class present in person (virtually) or represented by proxy at the Annual Meeting, provided a quorum is present. Under a plurality vote, the candidates who receive the highest number of votes will be elected, even if they receive approval from less than a majority of the votes cast. Because the Director Nominees are running unopposed, all three Director Nominees are expected to be elected as Directors, as all Director Nominees who receive votes in favor will be elected, while votes not cast or votes to withhold will have no effect on the election outcome.

THE FUND’S BOARD, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE ELECTION OF EACH DIRECTOR NOMINEE IN PROPOSALS 2a THROUGH 2c.

Signed but unmarked proxies will be voted in accordance with the Board’s recommendation.

ADDITIONAL INFORMATION ABOUT DIRECTORS AND OFFICERS

Leadership Structure of the Board of Directors

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Fund’s day-to-day operations are managed by the Adviser, the Subadviser, and other service providers which have been approved by the Board. Generally, the Board acts by majority vote of all the Directors, including a majority vote of the Independent Directors if required by applicable law.

In addition to five regularly scheduled meetings per year, the Board expects to hold special meetings either in person or via telephone to discuss specific matters that may require consideration prior to the next regular meeting. As discussed below, the Board has established standing committees to assist it in performing its oversight responsibilities, and each such committee has a chairperson. The Board may also designate working groups or ad hoc committees as it deems appropriate.

Mr. McLoughlin serves as Chairman of the Board. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and between meetings generally acts as a liaison with the Fund’s service providers, officers, legal counsel, and the other Directors. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Fund’s Charter and/or Bylaws, or as assigned by the Board, the designation of Chairman does not impose on such Independent Director any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Directors and the full Board in a manner that enhances effective oversight. Mr. McLoughlin previously served as the Chairman and Chief Executive Officer of the company that is now Virtus; however, he is now an Independent Director due to (a) the fact that Virtus is no longer affiliated with The Phoenix Companies, Inc., and (b) the passage of time.

The same is true for Mr. Moyer, who previously served as Chief Financial Officer and Executive Vice President of the company that is now Virtus. Because of this balance, it is believed that Mr. McLoughlin and Mr. Moyer each have the ability to provide independent oversight of the Fund’s operations within the context of his detailed understanding of the perspective of the Adviser and the Fund’s other service providers. The Board, therefore, considers leadership by Mr. McLoughlin (and service by Mr. Moyer) as enhancing the Board’s ability to provide effective independent oversight of the Fund’s operations and meaningful representation of the shareholders’ interests.

The Board also believes that having a super-majority of Independent Directors is appropriate and in the best interest of the Fund’s shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Aylward, who is currently the President of the Adviser, and the President and Chief Executive Officer of Virtus, and serves in various executive roles with other affiliates of the Adviser who provide services to the Fund, provides the Board with the Adviser’s perspective in managing and sponsoring other Virtus registered funds as well as the perspective of other service providers to the Fund. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.

Board’s Role in Risk Oversight

As a registered investment company, the Fund is subject to a variety of risks, including investment risks, financial risks, compliance risks and regulatory risks. As part of its overall activities, the Board oversees the management of the Fund’s risk management structure by the Fund’s Adviser, Subadviser, administrator, officers and others. The responsibility to manage the Fund’s risk management structure on a day-to-day basis is subsumed within the other responsibilities of these parties. The Board then considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Board and its committees, and within the context of any ad hoc communications with the Fund’s service providers and officers. The Fund’s Adviser, Subadviser, administrator, officers and legal counsel prepare regular reports to the Fund’s Board that address certain investment, valuation, compliance and other matters, and the Board as a whole or its committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a committee, the Chairman or a senior officer.

The Board receives regular written reports describing and analyzing the investment performance of the Fund. In addition, the portfolio managers of the Fund and representatives of the Subadviser meet with the Board periodically to discuss portfolio performance and answer the Board’s questions with respect to portfolio strategies and risks.

The Board receives regular written reports from the Fund’s Chief Financial Officer (“CFO”) that enable the Board to monitor the number of fair valued securities in the Fund’s portfolio; and Board members have the ability to discuss with the CFO the reasons for the fair valuation and the methodology used to arrive at the fair value. The Board and/or the Audit Committee may also review valuation procedures and pricing results with the Fund’s independent auditors in connection with the review of the results of the audit of the Fund’s year-end financial statements.

The Board also receives regular compliance reports prepared by the compliance staff of the Adviser and the Subadviser, and meets regularly with the Fund’s Chief Compliance Officer (“CCO”) to discuss compliance issues, including compliance risks. As required under applicable rules, the Independent Directors meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The CCO, as well as the compliance staff of the Adviser, provide the Board with reports on their examinations of functions and processes within the Adviser and the Subadviser that affect the Fund. The Board also adopts compliance policies and procedures for the Fund and approves such procedures as appropriate for certain of the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

In connection with its annual review of the Fund’s advisory, subadvisory and administration agreements, the Board reviews information provided by the Adviser, the Subadviser and Administrator relating to their operational capabilities, financial conditions and resources. The Board may also discuss particular risks that are not addressed in its regular reports and processes.

The Board recognizes that it is not possible to eliminate all of the risks applicable to the Fund. The Board periodically reviews the effectiveness of its oversight of the Fund and any other funds overseen by the Board, and the processes and controls in place to limit identified risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees of the Board

The Board has established a number of standing committees to oversee particular aspects of each Fund’s management. These are:

Audit Committee. The Board has adopted a written charter for the Fund’s audit committee (the “Audit Committee”). The Audit Committee is responsible for overseeing the Fund’s accounting and auditing policies and practices. The Audit Committee reviews the Fund’s financial reporting procedures, system of internal control, the independent audit process, and the Fund’s procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is currently composed entirely of Independent Directors, who are also considered “independent” for purposes of the listing standards of the New York Stock Exchange (the “NYSE”). The Audit Committee’s current members are Brian T. Zino, Chairman; Donald C. Burke; John R. Mallin; and Connie D. McDaniel. William R. Moyer also is an Advisory Member of the Audit Committee. The Board has determined that each of Brian T. Zino, Donald C. Burke and Connie D. McDaniel possesses the technical attributes to qualify as an “audit committee financial expert,” and has designated each of them as an Audit Committee financial expert for the Fund.

In accordance with proxy rules promulgated by the SEC, the Fund’s Audit Committee charter is being filed as Exhibit B to this Proxy Statement, and is available at: https://www.virtus.com/assets/files/17c/vf-vcef-audit-committee-charter-2020-0101.pdf.

Governance and Nominating Committee. The Board has adopted a written charter for the Fund’s governance and nominating committee (the “Governance and Nominating Committee”). The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Fund, for nominating individuals to serve as Directors including as Independent Directors and annually evaluating the Board and Committees.

The Governance and Nominating Committee considers candidates for directorship and makes recommendations to the Board with respect to such candidates. There are no specific required qualifications for directorship. The committee considers all relevant qualifications of candidates for directorship, such as industry knowledge and experience, financial expertise, current employment and other board memberships, and whether the candidate would be qualified to be considered an Independent Director. The Board believes that having among its members a diversity of viewpoints, skills and experience and a variety of complementary skills enhances the effectiveness of the Board in its oversight role. The committee considers the qualifications of candidates for directorship in this context.

The Board has adopted a policy for consideration of Director nominations recommended by shareholders. With regards to such policy, among other requirements, any shareholder group submitting a nomination must beneficially own, individually or in the aggregate, for at least two full years prior to the date of submitting the nomination, and through the date of the meeting at which such nomination is considered, 4% of the shares of a class of the Fund for which the Director nominee is submitted. Shareholder nominees for Director will be given the same consideration as any other candidate provided the nominee meets certain minimum requirements.

The Governance and Nominating Committee is currently composed entirely of Independent Directors; its current members are James M. Oates, Chairman; Philip R. McLoughlin; and Brian T. Zino.

In accordance with proxy rules promulgated by the SEC, the Fund’s Governance and Nominating Committee charter is available at: https://www.virtus.com/assets/files/17b/vf-vcef-gov-nom-comm-charter-2020.pdf.

Executive Committee. The function of the Executive Committee is to serve as a delegate of the full Board, as well as act on behalf of the Board when it is not in session, subject to limitations as set by the Board. The Executive Committee is composed entirely of Independent Directors, and its members are: Philip R. McLoughlin, Chairman; Donald C. Burke; Sidney E. Harris; James M. Oates; and Brian T. Zino.

Non-Director Officers of the Fund

The officers of the Fund are appointed by the Board. The officers receive no compensation from the Fund, but are also officers of Virtus or the Funds’ administrator, and receive compensation in such capacities. Information about George R. Aylward, the President of the Funds, can be found above within the description of the Directors’ background.

Name and Year of Birth	Position(s) held with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017) and Vice President (2016 to 2017).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2016), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017) and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017) and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; Senior Vice President (since 2017) and Vice President (2016 to 2017), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; and Senior Vice President (2017 to 2019) and Vice President (2016 to 2017), the former Virtus Total Return Fund Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2014 to 2016); Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2014).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), and various officer positons (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Chief Financial Officer and Treasurer (since 2010), Virtus Total Return Fund Inc.; Executive Vice President (2016 to 2019), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Chief Financial Officer and Treasurer (since 2010), the former Virtus Total Return Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust; Director (since 2013), Virtus Global Funds, PLC; and Vice President and Assistant Treasurer (since 2011), Duff & Phelps Utility and Infrastructure Fund Inc.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), and various officer positions (since 2003), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc.; Senior Vice President (2017 to 2019), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.

Fromm, Jennifer YOB: 1973	Vice President, Chief Legal Officer, Counsel and Secretary (since 2020).	Vice President (since 2016) and Senior Counsel (since 2007), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Vice President and Secretary (since 2020), DNP Select Income Fund Inc., Duff & Phelps Utility and Infrastructure Fund Inc., and DTF Tax-Free Income Inc.; Assistant Secretary (since 2020), Duff & Phelps Utility and Corporate Bond Trust Inc.; Vice President, Chief Legal Officer and Secretary (since 2019), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Vice President (since 2017) and Assistant Secretary (since 2008), Virtus Mutual Funds Family; Vice President, Chief Legal Officer, and Secretary (since 2013), Virtus Variable Insurance Trust; and Vice President, Chief Legal Officer, and Secretary (since 2013), Virtus Alternative Solutions Trust.
Short, Julia R. YOB: 1972	Senior Vice President (since 2018).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2018), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Senior Vice President (2018 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2014).	Executive Vice President, Product Management (since 2009), and various senior officer positions (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2017), Virtus Total Return Fund Inc.; Executive Vice President (2017 to 2019), the former Virtus Total Return Fund Inc.; Executive Vice President (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Director (since 2013), Virtus Global Funds PLC; Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

Section 16(a) Beneficial Ownership Reporting Compliance

Section 16(a) of the Securities Exchange Act of 1934 (as amended, the “1934 Act”) and Section 30(h) of the 1940 Act require, among other persons, the officers and Directors of the Fund, Adviser and certain affiliates of the Adviser (“Reporting Persons”) to file reports of ownership of the Fund’s securities and changes in such ownership with the SEC and the NYSE. Reporting Persons are also required by such regulations to furnish the Fund with copies of all Section 16(a) forms they file.

Based solely on its review of the copies of Forms 3, 4 and 5 and amendments thereto furnished to the Fund and representations of certain Reporting Persons, the Fund believes that all required Section 16(a) ownership reports were filed during its most recent fiscal year.

Information about the Fund’s Independent Registered Public Accountant

The 1940 Act requires that the Fund’s independent registered public accounting firm be selected by the vote, cast in person, of a majority of the members of the Board who are not interested persons of the Fund. In addition, the listing standards of the NYSE vest the Audit Committee, in its capacity as a committee of the Board, with responsibility for the appointment, compensation, retention and oversight of the work of the Fund’s independent registered public accounting firm. The Fund’s financial statements for the year ended November 30, 2020 have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. Representatives of PwC are not expected to be present at the Annual Meeting.

Audit Committee Report

The Audit Committee oversees the Fund’s financial reporting process on behalf of the Board of Directors of the Fund and operates under a written charter adopted by the Board. The Committee meets with the Fund’s management (“Management”) and independent registered public accounting firm and reports the results of its activities to the Board. Management has the primary responsibility for the financial statements and the reporting process, including the system of internal controls.

In connection with the audit of the Fund’s financial statements for the fiscal year ended November 30, 2020, the Audit Committee: (1) reviewed and discussed the Fund’s 2020 audited financial statements with Management, (2) discussed with the independent auditors the matters required to be discussed by applicable standards adopted by the Public Company Accounting Oversight Board, (3) received and reviewed the written disclosures and the letter from the independent accountant required by applicable requirements of the Public Company Accounting Oversight Board regarding the independent accountant’s communications with the Audit Committee concerning independence, and (4) discussed with the independent accountant its independence. Based on the foregoing reviews and discussions, the Audit Committee recommended to the Board that the Fund’s audited financial statements be included in the Fund’s Annual Report to Shareholders for the fiscal year ended in 2020.

The Audit Committee

Donald C. Burke

John R. Mallin

Connie D. McDaniel (chairperson)

Brian T. Zino

The Audit Committee’s Pre-Approval Policies and Procedures

The Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s affiliated service providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are (i) consistent with the SEC’s auditor independence rules and (ii) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis.

During the fiscal year ended November 30, 2020, all audit, audit-related, tax and non-audit services provided by the Fund’s independent registered public accounting firm to the Adviser or Subadviser, or any entity controlling, controlled by, or under common control with the Adviser or Subadviser, were pre-approved by the Fund’s Audit Committee.

Fees

The aggregate fees paid to PwC in connection with the Fund’s annual audit for fiscal years 2020 and 2019 were as follows:

Fiscal Year	Audit Fees	Audit-Related Fees*	Tax Fees**	Aggregate Non-Audit Fees***
2020	$35,910	$3,067	$96,250	$0

2019	$37,380	$2,333	$0	$0

*	“Audit-Related Fees” are those related to performance of the audit and review of the Fund’s financial statements not disclosed under “Audit Fees.”

**	“Tax Fees” are those primarily associated with review of the Fund’s tax provision in connection with audits of the Fund’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Fund, periodic discussion with management on tax issues affecting the Fund, and reviewing and signing the Fund’s federal income tax returns.

***	Includes all non-audit fees.

The aggregate non-audit fees billed by PwC for services rendered to the Fund, the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Fund for each of the last two fiscal years were $99,317 for 2020 and $2,333 for 2019. All of the services described in the tables above were approved by the Fund’s Audit Committee pursuant to its policies and procedures.

With respect to Rule 2-01(c)(7)(i)(C) of Regulation S-X, there were no fees that were approved by the Audit Committee pursuant to the de minimis exception for the Fund’s last two fiscal years on behalf of (i) the Fund’s service providers that relate directly to the operations and financial reporting of the Fund, or (ii) the Fund itself. There were no fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

Shareholder Communications to the Directors

The Board has adopted the following procedures for shareholders and other persons to send communications to the Board. Shareholders and other persons may mail written communications to the full Board, to committees of the Board or to specific individual Directors in care of the Fund, 101 Munson Street, Greenfield, MA 01301. All such communications received by the Fund will be forwarded to the full Board, the relevant Board committee or the specific individual Director, as applicable, except that the Fund may, in good faith, determine that a communication should not be so forwarded if it does not reasonably relate to the Fund or its operations, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Fund or is purely ministerial in nature.

Beneficial Ownership of Securities

As of the Record Date, the Fund’s Directors and executive officers, as a group, owned less than 1% of the Fund’s outstanding common shares. As of December 31, 2020, the current Directors and the Director Nominees owned common shares of the Fund in the following amounts:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Directors in Family of Registered Investment Companies*
Independent Directors
Donald C. Burke	$1 – $10,000	Over $100,000
Sidney E. Harris	$1 – $10,000	Over $100,000
John R. Mallin	$1 – $10,000	Over $100,000
Connie D. McDaniel	$1 – $10,000	Over $100,000
Philip R. McLoughlin	$1 – $10,000	Over $100,000
Geraldine M. McNamara	$1 – $10,000	Over $100,000
James M. Oates	$10,001-$50,000	Over $100,000
James B. Rogers, Jr.	$1 – $10,000	$50,001-$100,000
R. Keith Walton	$0	$10,001-$50,000
Brian T. Zino	$1 – $10,000	Over $100,000
Interested Director
George R. Aylward	$1 – $10,000	Over $100,000

*	The term, “Family of Registered Investment Companies”, means any two or more registered investment companies that share the same investment adviser or principal underwriter or hold themselves out to investors as related companies for purposes of investment and investor services.

Board and Committee Meetings

The Fund has not established a policy with respect to Director attendance at annual meetings. Nine meetings of the Board were held during the year ended December 31, 2020.

Five meetings of the Audit Committee, four meetings of the Governance and Nominating Committee, and seven meetings of the Executive Committee were held during the year ended December 31, 2020.

During the year ended December 31, 2020, each Director of the Fund attended at least 75% of the total number of Board meetings and committee meetings of which such Director was a member.

Compensation of Independent Directors, Advisory Board Members and Honorary Board Members

The following table provides information regarding the compensation of the Independent Directors, Advisory Board Members, and Honorary Board Members for the year ended December 31, 2020. The Interested Director does not receive compensation from the Fund or other funds in the Fund Complex.

Name of Director	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex[1]
Donald C. Burke		N/A	N/A
Sidney E. Harris		N/A	N/A
John R. Mallin		N/A	N/A
Connie D. McDaniel		N/A	N/A
Philip R. McLoughlin		N/A	N/A
Geraldine M. McNamara		N/A	N/A
James M. Oates		N/A	N/A
James B. Rogers, Jr.		N/A	N/A
R. Keith Walton		N/A	N/A
Brian T. Zino		N/A	N/A
Advisory Member
William R. Moyer		N/A	N/A
Honorary Members
Thomas J. Brown*		N/A	N/A
Hassell H. McClellan*		N/A	N/A
Richard E. Segerson*		N/A	N/A

(1)	The “Fund Complex” includes those registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or for which the Fund's Adviser or an affiliate of the Adviser, including the Subadviser, serves as investment adviser.

*	Messrs. Brown, McClellan and Segerson became Honorary Board Members of the Fund on January 1, 2020, and retired as of December 31, 2020.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

This Prospectus/Proxy Statement is being sent to shareholders of the Target Fund in connection with a solicitation of proxies by the Target Board, to be used at the Annual Meeting of Shareholders (the “Meeting”) to be held (virtually) at 9:00 a.m. Eastern time, May 19, 2021, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Annual Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about April 20, 2021.

The Board of Directors of the Target Fund has fixed the close of business on March 29, 2021 as the record date (the “Record Date”) for determining the shareholders of the Target Fund entitled to receive notice of the Annual Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Annual Meeting or any adjournment thereof.

In voting for the Plan, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote.

Proxies may be revoked by mailing a notice of revocation to the Secretary of the Target Fund at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Annual Meeting in person (virtually) and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

If you wish to participate in the Annual Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote through the Internet or by telephone, or attend virtually. In light of public health concerns regarding the coronavirus outbreak, the Annual Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Annual Meeting online, vote your shares electronically and submit your questions prior to and during the meeting by visiting: www.meetingcenter.io/284810290 at 9:00 Eastern time, May 19, 2021. The password for the meeting is VIR2021. You will not be able to attend the meeting physically. Guidelines on voting by mail, by telephone, through the Internet or virtually at the Annual Meeting appear on the enclosed proxy card.

If the enclosed proxy card is properly executed and returned in time to be voted at the Annual Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

Voting requirements for each Proposal are outlined within the discussion supporting each respective Proposal. For purposes of the Annual Meeting, a quorum is present to transact business if the holders of a majority of the outstanding common shares of the Target Fund entitled to vote at the Annual Meeting are present in person (virtually) or by proxy.

The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Annual Meeting as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Annual Meeting). Proxies that reflect broker non-votes will also be counted as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. With respect to Proposal 1 at the Annual Meeting, where the vote required to approve the matter is the affirmative vote of the holders of a majority of the total number of votes entitled to be cast, broker non-votes and abstentions will have the effect of votes “against” the proposal. However, with respect to Proposals 2a-2c to elect Directors, where the vote required to approve is a plurality of votes cast, broker non-votes or abstentions have no effect because they are not a vote cast. Thus, they are disregarded in determining the “votes cast” on the particular issue.

In addition to the proxy solicitation by mail, representatives of the Adviser or one of its affiliates may solicit proxies by mail, telephone, facsimile, Internet or personal contact. Computershare Inc. has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Target Fund. The anticipated cost of this proxy solicitation is approximately $30,000 and will be paid by the Target Fund.

If shareholders of the Target Fund do not vote to approve the Plan, the Directors of the Target Fund will consider other possible courses of action in the best interests of the Target Fund and its shareholders. If a quorum is not present in person (virtually) or by proxy at the time the Annual Meeting is called to order, or there are not sufficient votes to approve a Proposal, the chairperson of the Annual Meeting may adjourn the Annual Meeting if the chairperson determines that an adjournment and further solicitation is reasonable and in the interest of shareholders. In determining whether to adjourn the Annual Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.

A shareholder of the Target Fund who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Maryland law or the Articles of Incorporation of the Target Fund to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at their then-current net asset value. Shares of the Target Fund may be sold on the exchange at the current market price at any time prior to the Reorganization. Shareholders of the Target Fund may wish to consult their tax advisors as to any different consequences of selling their shares prior to the Reorganization or exchanging such shares in the Reorganization.

If the Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Target Fund at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Target Fund in a reasonable period of time prior to that meeting.

The votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The shareholders of the Target Fund at the close of business on the Record Date will be entitled to be present and vote at the Annual Meeting with respect to shares of the Target Fund owned as of the Record Date. The following table provides the Target Fund’s authorized shares and common shares outstanding as of the Record Date.

Title of Class	Amount Authorized	Amount Held by Fund for its Own Account	Amount Outstanding Exclusive of Amount Held by Fund
Common Shares

As of the Record Date, the officers and Directors of the Target Fund, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of the Target Fund.

As of the Record Date, the officers and Trustees of the Acquiring Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of the Acquiring Fund.

Control Persons and Principal Holders of Securities

As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of the Target Fund and the Acquiring Fund were as follows:

Target Fund

Name and Address	No. of Shares	% of Class of Common Shares of the Target Fund Before Reorganization	% of Class I Shares of the Acquiring Fund After Reorganization

Acquiring Fund

Name and Address	No. of Shares	% of Class I Shares of the Acquiring Fund Before Reorganization	% of Class I Shares of the Acquiring Fund After Reorganization

FINANCIAL HIGHLIGHTS

The financial highlights tables for the Class I shares of the Acquiring Fund and for the Common shares of the Target Fund are intended to help you understand the applicable Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table for the Acquiring Fund represent the rate that an investor would have earned or lost on an investment in the Acquiring Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the relevant Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Year Ended November 30,
	2020(1)		2019(1)	2018(1)	2017(1)	2016(1)
PER SHARE DATA:
Net asset value, beginning of period	$36.50		$52.00	$55.40	$74.00	$74.70
Income (loss) from investment operations:
Net investment income (loss)(2	(0.45)		(1.50)	(2.20)	(2.00)	(1.00)
Net realized and unrealized gain (loss)	(28.52)		(8.00)	5.50	(7.80)	9.10
Total from investment operations	(28.97)		(9.50)	3.30	(9.80)	8.10
Dividends and Distributions to Shareholders:
Return of capital	(1.50)		(6.00)	(6.70)	(8.80)	(8.80)
Total dividends and distributions to shareholders	(1.50)		(6.00)	(6.70)	(8.80)	(8.80)
Net asset value, end of period	$6.03		$36.50	$52.00	$55.40	$74.00
Market value, end of period(3)	$4.88		$34.30	$48.90	$53.70	$74.70
Total return, net asset value(4)	(82.69)%		(19.75)%	5.51%	(14.36)%	13.58%
Total return, market value(4)	(85.09)%		(19.81)%	2.36%	(17.77)%	17.48%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense and tax (benefit) expense to average net assets(5)	6.37%		4.52%	4.07%	3.40%	2.52%
Ratio of total expenses after interest expense and tax (benefit) expense to average net assets	6.81	%(6)	4.52%	4.07%	3.40%	2.52%
Ratio of net investment income (loss) to average net assets	(3.19	)%(6)	(3.05)%	(3.69)%	(2.86)%	(1.59)%
Portfolio turnover rate	34%		23%	33%	20%	28%
Net assets, end of period (000’s)	$15,830		$95,682	$136,326	$144,955	$192,860
Borrowings, end of period (000’s)	$3,000		$30,000	$50,000	$50,000	$78,000
Mandatory redeemable preferred shares, end of period (000’s)	$—		$35,000	$35,000	$35,000	$—
Asset coverage, per $1,000 principal amount of borrowings(7)	$6,277		$5,356	$4,427	$4,599	$3,473
Asset coverage ratio on total leverage (borrowings and mandatory redeemable preferred shares)(8)	N/A		247%	260%	271%	N/A
Asset coverage, per $25 liquidation preference per share of mandatory redeemable preferred shares(9)	N/A		$62	$65	$68	N/A

(1)	The Fund had a 1-for-10 reverse stock split effective after the market close on November 6, 2020. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 10 in Notes to Financial Statements). The net asset value and market price reported at the original dates prior to the reverse stock split were as follows:

For the years ended November 30,	2019	2018	2017	2016
Net Asset Value (prior to reverse stock split)	$3.65	$5.20	$5.54	$7.40
Market Price (prior to reverse stock split)	3.43	4.89	5.37	7.47

The above values represent end of period values for the years reported and for net asset value, the beginning of period values for the next fiscal year.

(2)	Calculated using average shares outstanding.
(3)	Closing Price New York Stock Exchange.

(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.

(5)	Ratio of net expenses to average net assets, before interest expense and before tax (benefit) expense was 3.91%, 2.33%, 2.17%, 2.09%, and 1.97% for the periods ended November 30, 2020, November 30, 2019, November 30, 2018, November 30, 2017, and November 30, 2016, respectively.

(6)	Annualized except for non-recurring expenses.

(7)	Represents value of net assets applicable to common stock plus the borrowings and mandatory redeemable preferred shares at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.

(8)	Represents value of net assets applicable to common stock plus the borrowings and mandatory redeemable preferred shares at the end of the period divided by the borrowings and mandatory redeemable preferred shares at the end of the period.

(9)	Represents value of net assets applicable to common stock plus the borrowings and mandatory redeemable preferred shares at the end of the period divided by the borrowings and mandatory redeemable preferred shares at the end of the period multiplied by $25.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Total Distributions
Virtus Duff & Phelps Select MLP and Energy Fund
Class A
11/1/19 to 10/31/20	$8.09	0.06	(2.65)	(2.59)	—	(0.31)	(0.31)
11/1/18 to 10/31/19	9.26	0.14	(0.82)	(0.68)	(0.12)	(0.37)	(0.49)
11/1/17 to 10/31/18	9.39	0.02	0.07	0.09	(0.17)	(0.05)	(0.22)
11/1/16 to 10/31/17	9.57	— (5)	0.02	0.02	(0.10)	(0.10)	(0.20)
11/1/15 to 10/31/16	9.79	0.06	(0.10)	(0.04)	(0.08)	(0.10)	(0.18)

Class C
11/1/19 to 10/31/20	$8.01	0.02	(2.64)	(2.62)	—	(0.27)	(0.27)
11/1/18 to 10/31/19	9.20	(0.03)	(0.70)	(0.73)	(0.09)	(0.37)	(0.46)
11/1/17 to 10/31/18	9.36	(0.05)	0.05	—	(0.11)	(0.05)	(0.16)
11/1/16 to 10/31/17	9.54	(0.07)	0.01	(0.06)	(0.02)	(0.10)	(0.12)
11/1/15 to 10/31/16	9.78	(0.01)	(0.09)	(0.10)	(0.04)	(0.10)	(0.14)

Class I
11/1/19 to 10/31/20	$7.99	0.08	(2.63)	(2.55)	—	(0.34)	(0.34)
11/1/18 to 10/31/19	9.25	0.05	(0.70)	(0.65)	(0.24)	(0.37)	(0.61)
11/1/17 to 10/31/18	9.40	0.04	0.07	0.11	(0.21)	(0.05)	(0.26)
11/1/16 to 10/31/17	9.58	0.03	0.01	0.04	(0.12)	(0.10)	(0.22)
11/1/15 to 10/31/16	9.79	0.08	(0.09)	(0.01)	(0.10)	(0.10)	(0.20)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)		Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

(2.90)	$5.19	(32.15)%	$317	1.40	%(9)	3.11%	0.95%	41%
(1.17)	8.09	(7.22)	447	1.40	%(9)	2.59	1.56	82
(0.13)	9.26	0.79	321	1.45	(6)	2.87	0.21	29
(0.18)	9.39	0.06	333	1.55		4.75	0.01	32
(0.22)	9.57	(0.17)	226	1.56	(7)	6.20	0.69	33

(2.89)	$5.12	(32.76)%	$79	2.15	%(9)	3.85%	0.28%	41%
(1.19)	8.01	(7.84)	126	2.16	%(9)	3.36	(0.32)	82
(0.16)	9.20	(0.13)	143	2.21	(6)	3.61	(0.55)	29
(0.18)	9.36	(0.69)	145	2.30		5.47	(0.74)	32
(0.24)	9.54	(0.93)	128	2.31	(7)	6.93	(0.06)	33

(2.89)	$5.10	(32.03)%	$4,364	1.15	%(9)	2.79%	1.30%	41%
(1.26)	7.99	(6.98)	4,255	1.16	%(9)	2.31	0.62	82
(0.15)	9.25	0.99	4,989	1.21	(6)	2.56	0.45	29
(0.18)	9.40	0.27	5,056	1.30		4.46	0.26	32
(0.21)	9.58	0.10	4,738	1.31	(7)	5.95	0.94	33

(1)	Computed using average shares outstanding.

(2)	Sales charges, where applicable, are not reflected in the total return calculation.

(5)	Amount is less than $0.005 or 0.005%.

(6)	Due to a change in expense cap, the ratio shown is a blended expense ratio.

(7)	Net expense ratio includes extraordinary proxy expenses.

(9)	The ratio of net expenses to average net assets excluding interest expense for the Duff & Phelps Select MLP and Energy Fund for Class A is 1.40%, Class C is 2.15% and for Class I is 1.15% for the year ended October 31, 2020.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Target Fund, for the fiscal year ended November 30, 2020, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The Annual Report of the Acquiring Trust relating to the Acquiring Fund, for the fiscal year ended October 31, 2020, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Jennifer Fromm, Esq., Vice President, Chief Legal Officer, Counsel, and Secretary of the Acquiring Trust.

ADDITIONAL INFORMATION

Each of the Target Fund and the Acquiring Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Directors of the Target Fund do not intend to present any other business at the Annual Meeting. If, however, any other matters are properly brought before the Annual Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE DIRECTORS OF THE TARGET FUND RECOMMEND APPROVAL OF THE PROPOSALS AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF EACH PROPOSAL.

_____, 2021

EXHIBIT A

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [___________, 2021] by and between Virtus Alternative Solutions Trust (“VAST”), a Delaware statutory trust, on behalf of Virtus Duff & Phelps Select MLP & Energy Fund , a series of VAST (the “Acquiring Fund”) and Duff & Phelps Select MLP and Midstream Energy Fund Inc., a Maryland corporation (the “Acquired Fund” and, together with the Acquiring Fund, the “Funds”), each with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of Class I of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquiring Fund is a series of VAST, which is an open-end, registered investment company of the management type. The Acquired Fund is a non-diversified, closed-end management investment company. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Acquiring Fund, including a majority of the Trustees who are not “interested persons” of the Acquiring Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Directors of the Acquired Fund, including a majority of the Directors who are not “interested persons” of the Acquired Fund, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1       Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2       The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any rights to register shares under applicable securities laws, or deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3       The Acquired Fund will use commercially reasonable efforts to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”).

1.4       Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5       Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6       Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1       The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures of the Acquired Fund.

2.2       The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures of the Acquiring Fund.

2.3       The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4       Virtus Fund Services, LLC (“VFS”) shall make all computations of value, in its capacity as administrator for the Funds.

2.5       All computations of value hereunder shall be made in accordance with each Fund’s regular practice and the requirements of the 1940 Act, and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund.

3.	CLOSING AND CLOSING DATE

3.1       The Closing Date shall be [_____________,] 2021, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Virtus Investment Partners, One Financial Plaza, Hartford, CT 06103 or at such other time and/or place as the parties may agree.

3.2       The Acquired Fund shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian as custodian for both Funds, from the Acquired Fund to the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3       The Acquired Fund shall direct Computershare Trust Company NA in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”) to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4       In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1       Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Acquired Fund, the Acquired Fund represents and warrants as follows:

(a)       The Acquired Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its charter and Bylaws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Acquired Fund is registered with the Commission as a closed-end management investment company under the 1940 Act, and all outstanding shares of the Acquired Fund have been issued pursuant to an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to a valid exemption under the 1933 Act;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       Each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, VAST on behalf of the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)       The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Maryland law or a material violation of its charter and Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability or obligation to the Acquired Fund on or prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)       The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at November 30, 2020, are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)       Since November 30, 2020, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio or the discharge of Acquired Fund liabilities shall not constitute a material adverse change;

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)       All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(m)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(o)       The Proxy Statement/Prospectus, insofar as it relates to the Acquired Fund, will, through the date of the meeting of the Acquired Fund Shareholders contemplated therein and at the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2       Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Acquiring Fund, VAST, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)       The Acquiring Fund is duly organized as a series of VAST, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under VAST’s Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b)       VAST is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquiring Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VAST’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which VAST, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VAST, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)       Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VAST, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. VAST, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g)       On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h)       The audited financial statements of the Acquiring Fund at October 31, 2020, are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i)       Since October 31, 2020, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each fiscal year of its operation (including through the end of the year in which the Reorganization occurs), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l)       All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)       The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Fund, and, subject to any necessary approval of the shareholders of the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o)       The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       The Proxy Statement/Prospectus, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, through the date of the meeting of shareholders of the Acquired Fund contemplated therein and at the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

(p)       The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF THE ACQUIRED FUND

5.1       The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2       The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and vote upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3       The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4       The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5       Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6       The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, reasonably necessary for the preparation of a proxy statement/prospectus on Form N-14 (the “Proxy Statement/Prospectus”), in compliance with the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Acquired Fund to consider and vote upon this Agreement and the transactions contemplated herein.

5.7       As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8       The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9       The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by VAST, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VAST, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) VAST’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF VAST ON BEHALF OF THE ACQUIRING FUND

6.1       The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2       Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3       The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.5       The Proxy Statement/Prospectus which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.6       The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund’s election, to the performance by VAST, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1       All representations and warranties of VAST, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2       VAST, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VAST, on behalf of the Acquiring Fund, on or before the Closing Date;

7.3       The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request; and

7.4       The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of VAST, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at VAST’s election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1       All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2       The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, which is prepared in accordance with GAAP and certified by the Treasurer of the Acquired Fund;

8.3.       The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Closing Date;

8.4       The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request; and

8.5       The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1       This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the Acquired Fund’s charter and Bylaws, applicable Maryland law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 9.1;

9.2       On the Closing Date no action, suit or other proceeding shall be pending or, to the knowledge of either of the Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3       All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by either of the Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4       The Proxy Statement/Prospectus shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5       The parties shall have received the opinion of Sullivan & Worcester LLP (“Tax Counsel”), addressed to the Funds substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement should, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Tax Counsel shall request of each of the Funds. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1       Each of the Acquired Fund and VAST, on behalf of the Acquiring Fund, respectively, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2       The expenses relating to the proposed Reorganization (including if the Reorganization is not consummated for any reason) will be borne by the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Proxy Statement/Prospectus, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1       Neither VAST, on behalf of the Acquiring Fund, nor the Acquired Fund has made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2       The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [______________], 2021, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or its respective Trustees/Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of the Board of Trustees of the Acquiring Fund and the Board of Directors of the Acquired Fund, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of either the Acquired Fund or VAST, on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund called pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the receiving party in care of Virtus Fund Services, LLC, One Financial Plaza, Hartford, CT 06103, Attn: Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1       The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2       This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3       This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.	INDEMNIFICATION

17.1       The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund, and its directors, officers, employees and agents (the “Acquired Fund Indemnified Parties”), from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Fund or the members of the Acquiring Fund’s Board of Trustees or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective directors, officers, employees or agents.

17.2       The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund, and its trustees, officers, employees and agents (the “Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Fund or the members of the Acquired Fund’s Board of Directors or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers, employees or agents.

17.3       The Acquired Fund understands and agrees that the obligations of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Acquiring Fund personally, but bind only the Acquiring Fund and the Acquiring Fund’s property. Moreover, all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund thereunder. The Acquired Fund represents that it has notice of the provisions of the Trust Instrument of the Acquiring Fund disclaiming such trustee and officer liability for acts or obligations of the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

By:
By:	W. Patrick Bradley
Title:	Executive Vice President, Chief
Financial Officer and Treasurer

VIRTUS ALTERNATIVE SOLUTIONS TRUST, on behalf of Virtus Duff & Phelps Select MLP & Energy Fund

By:
By:	Francis G. Waltman
Title:	Executive Vice President

EXHIBIT B

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund is subject to fundamental investment limitations enumerated in this section, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding shares. Under the 1940 Act, a “majority of the outstanding shares” means the lesser of  (a) 67% of the shares of the fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the fund.

Acquiring Fund

Fundamental Investment Restrictions:

Under the Acquiring Fund’s fundamental investment restrictions, the Acquiring Fund may not:

1.	Purchase securities if, after giving effect to the purchase, more than 25% of its respective total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities), except that the Fund will concentrate its assets in energy and energy-related industries.

2.	Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

3.	Issue “senior securities” in contravention of the 1940 Act. Activities permitted by exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

4.	Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

5.	Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6.	Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

7.	Lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.

With respect to investment limitation (1) above, when selecting investments for the Fund, the Subadviser will consider the concentration policy of any exchange-traded fund (“ETFs”), mutual funds and closed-end funds. For purposes of determining the amount of the Fund’s assets invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of related industries, the Fund will look through to the securities held by an affiliated mutual fund in which the Fund invests; however, as of the date of this Prospectus/Proxy Statement the Fund will not look through to the securities held by any ETFs, unaffiliated mutual funds and/or closed-end funds in which the Fund invests.

Except with respect to investment restriction (2) above, if any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction. With respect to investment restriction (2), in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.

Section 12 of the 1940 Act limits the percentage of shares of other mutual funds that a fund may purchase. The Fund has obtained exemptive relief from the SEC to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond the statutory limitations, subject to certain conditions. Many ETFs also have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, subject to certain conditions. The Fund may rely on the various exemptive orders to invest in shares of other mutual funds, including ETFs as applicable.

Target Fund

Fundamental Investment Restrictions:

The Target Fund has a fundamental investment objective to seek a high level of total return resulting from a combination of current tax-deferred distributions and capital appreciation, which may not be changed without the approval of the holders of a majority of its outstanding shares.

Under the Target Fund’s fundamental investment restrictions, the Target Fund may not:

1.	issue senior securities, as defined in the 1940 Act, other than (a) preferred stock which immediately after issuance will have asset coverage of at least 200%, (b) indebtedness which immediately after issuance will have asset coverage of at least 300% or (c) borrowings permitted by investment restriction (7) below;

2.	make loans to other persons, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority;

3.	underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 as amended (the “1933 Act”) in selling or disposing of a portfolio investment;

4.	invest 25% or more of the value of its total assets in any one industry, provided that the Fund may invest 25% or more of the value of its total assets in energy, oil and gas industries and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

5.	purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate; provided that the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

6.	purchase or sell physical commodities or contracts for the purchase or sale of physical commodities;

7.	borrow money, except as permitted by (a) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (b) exemptive or other relief or permission from the SEC, SEC staff or other authority; or

8.	purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); provided that the purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin.

Except with respect to the Fund’s ability to borrow under subparagraph (7) above, if a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

With respect to the limitation regarding the issuance of senior securities set forth in subparagraph (1) above, “senior securities” are defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

The ability of a closed-end fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing and form of senior securities that may be issued. Certain portfolio management techniques, such as purchasing securities on a when-issued or delayed delivery basis, writing credit default swaps, engaging in short sales or writing options on portfolio securities, may be considered senior securities under the 1940 Act unless appropriate steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To the extent the Fund uses such techniques, the Fund expects to cover its obligations under these transactions, including by the segregation of liquid assets, equal in value to the amount of the Fund’s commitment, and such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. To the extent the Fund uses such techniques, the Fund expects to cover its commitment with respect to such techniques by segregating liquid assets, entering into offsetting transactions or owning positions covering its obligations, and the instrument will not be considered a senior security for the purposes of the 1940 Act, provided, however, that to the extent the instrument is considered a senior security the Fund will comply with Section 18 of the 1940 Act. The Fund may cover such transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulations thereunder, or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by the Fund. These segregation and coverage requirements could result in the Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and cover requirements will not limit or offset losses on related positions.

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

With respect to the limitation regarding making loans to other persons set forth in subparagraph (2) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.

With respect to the limitation regarding underwriting the securities of other issuers set forth in subparagraph (3) above, a technical provision of the 1933 Act deems certain persons to be “underwriters” if they purchase a security from an issuer and later sell it to the public. Although it is not believed that the application of this 1933 Act provision would cause a fund to be engaged in the business of underwriting, the policy set forth in subparagraph (3) will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus.

For purposes of applying the limitation set forth in subparagraph (4) above, securities of the U.S. government, its agencies or instrumentalities and securities backed by the credit of a U.S. governmental entity are not considered to represent industries. If the Fund were to “concentrate” its investments in a particular industry, investors would be exposed to greater risks because the Fund’s performance would be largely dependent on that industry’s performance. The Fund’s industry concentration policy does not preclude it from focusing investments in issuers in a group of related industrial sectors (such as different types of energy issuers).

With respect to the limitation regarding the purchase or sale of commodities or commodity options set forth in subparagraph (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains), or financial commodities and contracts related to financial commodities (such as currencies). The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities.

With respect to the limitation regarding the Fund’s ability to borrow set forth in subparagraph (7) above, the 1940 Act requires the Fund to maintain at all times an asset coverage of at least 300% of the amount of its borrowings. For the purpose of borrowing money, “asset coverage” means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowings under the 1940 Act, such as the purchasing of securities on a when-issued or delayed delivery basis, entering credit default swaps, engaging in short sales and writing options on portfolio securities, so long as the Fund covers its obligations by segregating liquid assets, entering into offsetting transactions or owning positions covering its obligations.

Except with respect to the Fund’s ability to borrow under subparagraph (7) above, all limitations applicable to the Fund’s investments (as stated above and elsewhere in the Fund’s registration statements and shareholder reports) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed by the Subadviser to be of comparable quality), or change in the percentage of the Fund’s assets invested in certain securities or other instruments, resulting from market fluctuations or other changes in the Fund’s total assets, will not require the Fund to dispose of an investment until the Subadviser determines that it is practicable to sell or close out the investment without adverse market or tax consequences to the Fund.

Exhibit C

Comparison of Maryland Corporation and Delaware Statutory Trust

Maryland Corporation

A fund organized as a Maryland corporation, including the Target Fund, is governed both by the Maryland General Corporation Law (the “MGCL”) and the corporation’s charter and bylaws. Some of the key provisions of the MGCL and the Target Fund’s Charter and Bylaws are summarized below.

Stockholder Voting

Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of shareholders by the affirmative vote of holders of two-thirds of the shares entitled to cast a vote on the matter. Depending on the circumstances and the charter of the corporation, there are various exceptions to these vote requirements. The Target Fund’s shareholders are entitled to one vote (or fraction of a vote) for each share of stock held (or fraction thereof). The Target Fund’s Charter provides that the Target Fund may not merge with another entity, or sell, lease or exchange all or substantially all of its assets or convert to an open-end fund, without the approval of at least 75% of the Target Fund’s “Continuing Directors” and an affirmative vote of the holders of a majority of the total number of shares outstanding and entitled to vote thereon. The Target Fund’s “Continuing Directors” are those directors serving as independent Directors for at least 12 months, any directors who have been in office since March 27, 2015, or are successors to independent Continuing Directors and are recommended by a majority of the independent Continuing Directors.

Election and Removal of Directors

Shareholders of a Maryland corporation generally are entitled to elect and remove directors. The Target Fund’s Bylaws provide that each director shall be elected by the affirmative vote of the holders of a plurality of all votes cast at a meeting of shareholders duly called at which a quorum is present. The Target Fund will hold annual meetings of common stock shareholders in compliance with the requirements of the MGCL and the NYSE, as appropriate. The Target Fund’s Charter provides that any director may be removed from office at any time only for cause and only by the affirmative vote of at least 75% of the votes entitled to be cast generally in the election of directors.

Amendments to the Charter

Under the MGCL, shareholders of corporations generally are entitled to vote on amendments to the charter. However, the board of directors of a Maryland corporation is authorized, without a vote of the shareholders, to amend the charter to change the name of the corporation, to change the name or other designation of any class or series of stock and to change the par value of any class or series of stock. A change in the name or other designation of a class or series of stock, however, may not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or terms or conditions of redemption. The Directors of the Target Fund, without any action by the shareholders, are authorized to amend its Charter to increase or decrease the authorized number of shares of stock of the Target Fund or the number of shares of any class that the Target Fund has authority to issue.

1

Issuance and Redemption of Shares

The board of directors of a Maryland corporation has the power to authorize the issuance of stock and, prior to issuance of shares of any class or series, the board of directors of a Maryland corporation is required by Maryland law to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms and conditions of redemption for each class or series. The Target Fund’s Charter provides that the Directors may authorize separate classes of shares and classify or reclassify any unissued shares by action of the Board.

Share Classes

The 1940 Act provides that an investment company may have multiple classes, and provides rules for the equitable treatment of holders of each class, including for the separate voting rights of classes, and for the differential fees that may be charged to different classes. The Target Fund’s Charter provides for the creation of separate classes.

Stockholder, Director and Officer Liability

Under Maryland law, shareholders of a corporation generally are not personally liable for debts or obligations of a corporation. With respect to directors, the MGCL provides that a director who has met his or her statutory standard of conduct has no liability by reason of being or having been a director. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder. The MGCL permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Target Fund’s Charter provides that, to the maximum extent permitted by Maryland law, the Directors will not be liable to the Target Fund or its shareholders for money damages. The MGCL permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. The Target Fund’s Charter authorizes, and the Bylaws require, the Target Fund to indemnify directors and officers to the maximum extent permitted by Maryland law. Nothing in the Charter or Bylaws protects a Director against any liability to the Target Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

2

Delaware Statutory Trust

As a result of the Reorganization, the shareholders of the Target Fund will become shareholders of a series of a Delaware statutory trust. A fund organized as a series of a Delaware statutory trust, such as the Acquiring Fund, is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the trust’s declaration of trust or similar instrument; for the Acquiring Trust it is the Trust’s Declaration of Trust (“Declaration”). As is common for Delaware statutory trusts, internal governance matters of the Acquiring Fund are generally a function of the terms of the Declaration of Trust. The Acquiring Trust has taken advantage of the flexibility of the Delaware Act, which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

Shareholder Voting

A Delaware statutory trust is not required to hold shareholder meetings or get shareholder approval for certain actions unless the declaration of trust requires it. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Delaware law, actions by the Board of Trustees without seeking the consent of shareholders. The Acquiring Fund’s shareholders are entitled to a full vote for each dollar of net asset value and each fractional dollar amount shall be entitled to a proportionate fractional vote. All series of shares will vote with respect to certain matters, such as election of Trustees. When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a series’ policies, only shareholders of the series affected by the matter may be entitled to vote.

Election and Removal of Trustees

The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders. In the event that less than the majority of the Trustees holding office have been elected by the shareholders, the Trustees then in office shall call a shareholders’ meeting for the election of Trustees. A shareholders’ meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Trust. In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares or by a vote of two-thirds of the number of Trustees prior to such removal.

3

Liability

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders generally are shielded from personal liability for the trust’s debts or obligations to the same extent a shareholder is shielded from a corporation’s debts or obligations. The Delaware Act permits a shareholder to bring a derivative action on behalf of the trust if the trustees refuse to do so, but that power can be restricted by such standards and restrictions as are set forth in the declaration of trust. The Declaration provides that shareholders are not personally liable for the debts or obligations of the Acquiring Fund, and requires the Acquiring Fund to indemnify its shareholders against liability arising solely from the shareholder’s ownership of shares in the Fund.

A Delaware statutory trust can limit a trustee’s personal liability in the declaration of trust. The Declaration provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Declaration also provides that all third persons shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust. The 1940 Act currently provides that no officer or director shall be protected from liability to the Trust or shareholders for misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office. The Trust shall continue, without limitation of time, subject to the provisions in the Declaration concerning termination by action of the shareholders.

The foregoing is only a summary of certain rights of shareholders under the organizational documents governing each Fund and under applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

4

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE REORGANIZATION OF

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

AND

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
a series of
Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, Massachusetts 01301

(866) 270-7788

April __, 2021

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus / Proxy Statement dated April __, 2021, relating specifically to the proposed reorganization of Duff & Phelps Select MLP and Midstream Energy Fund Inc., a Maryland corporation and a closed-end management investment company (NYSE: DSE) (the “Target Fund”), with and into the Virtus Duff & Phelps Select MLP and Energy Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”), a series of Virtus Alternative Solutions Trust (the “Acquiring Trust”), a Delaware statutory trust and an open-end management investment company (the “Reorganization”). The Reorganization is to occur pursuant to an Agreement and Plan of Reorganization. Copies of the Prospectus / Proxy Statement may be obtained at no charge by writing to the Target Fund at the address shown above or by calling (866) 270-7788. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus / Proxy Statement.

The Statement of Additional Information related to the Prospectus / Proxy Statement dated April __, 2021 consists of this cover page, the accompanying pro forma financial information and the following documents, each of which is incorporated by reference herein:

•	Annual Report of the Target Fund for the fiscal year ended November 30, 2020, filed on February 8, 2021 (Accession No. 0001193125-21-032387).

•	Statement of Additional Information of the Acquiring Trust relating to the Acquiring Fund, dated February 26, 2021, filed on February 25, 2021 (Accession No. 0001104659-21-028344).

•	Annual Report of the Acquiring Trust relating to the Acquiring Fund for the fiscal year ended October 31, 2020, filed on January 8, 2021 (Accession No. 0001193125-21-004918).

•	Pro Forma Financial Information for the period ending October 31, 2020, assuming the Reorganization was consummated as of November 1, 2019 (attached hereto).

Pro Forma Financial Information for the Period Ended October 31, 2020

Reorganization of Duff & Phelps Select MLP and Midstream Energy Fund Inc. with and into Virtus Duff & Phelps Select MLP & Energy Fund

($ reported in thousands)

1. Basis of Combination

The unaudited pro forma information provided herein should be read in conjunction with the annual report of Virtus Duff & Phelps Select MLP & Energy Fund (the “Acquiring Fund”) dated October 31, 2020, and Duff & Phelps Select MLP and Midstream Energy Fund Inc. (“DSE” or the “Target Fund”)(the Acquiring Fund and Target Fund each, a “Fund”) dated November 30, 2020, each of which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below for the period ended October 31, 2020, is intended to present ratios and supplemental data as if the Reorganization of DSE into the Acquiring Fund had taken place on November 1, 2019.

For the Reorganization, the Acquiring Fund is expected to be the legal and accounting survivor. The Acquiring Fund has outperformed the Target Fund on a net asset value basis over the one-year, three-year, and five-years periods on an NAV basis. The Target Fund has not declared or paid a distribution since the first quarter of 2020 and does not anticipate that it will resume paying distributions to shareholders until it can maintain a sustainable level of net assets. The Acquiring Fund intends to pay dividends from net investment income on a semiannual basis and distribute its net realized capital gains, if any, at least annually. If the reorganization is completed, the shareholders of the Target Fund would once again be able to receive a distribution. The Acquiring Fund is a multi-class open-end investment management company, while the Target Fund is a closed-end investment management company. The post-Reorganization combined fund is intended to be structured as a multi-class open-end fund. Both Funds are advised by Virtus Alternative Investment Advisors, Inc., sub-advised by Duff & Phelps Investment Management Co., and have the same portfolio management team. Certain of the Funds’ service providers overlap – both Funds have the same administrator, custodian and independent registered public accounting firm. Following the Reorganization, the Acquiring Fund’s current service providers will continue to serve the combined fund. The combined fund is expected to provide a number of benefits to shareholders: elimination of a trading discount for the Target Fund’s shareholders, operating efficiencies, lower expenses for the Target Fund’s shareholders, and economies of scale. Given these apparent advantages, the Boards believe shareholders of both Funds will benefit from the Reorganization.

Currently, the Target Fund employs leverage to increase earnings. If the Reorganization is completed, the Target Fund’s common shareholders will no longer be able to take advantage of a closed-end fund’s ability to use a higher percentage of leverage to increase earnings as the Acquiring Fund currently does not employ leverage as part of its investment strategy. In addition, unlike a closed-end fund, the Acquiring Fund is not permitted to invest without limit in illiquid investments, as open-end funds are subject to daily redemptions and regulatory limitations on illiquid investments.

As a closed-end fund, the Target Fund does not engage in a continuous offering of new shares, and the common shares are not redeemable. Common shares of the Target Fund are listed for trading on the NYSE, where such shares may be purchased and sold through broker-dealers at prevailing market prices, which may be greater than (premium) or less than (discount) net asset value. In contrast, the Acquiring Fund as an open-end fund engages in a continuous offering of new shares, which allows it to continuously raise new assets. However, in order to satisfy redemption requests, open-end funds generally are required to hold a higher cash position than closed-end funds and may be forced to sell portfolio securities at disadvantageous times or prices.

2. Shares of Beneficial Interest

As of October 31, 2020, the net assets of the Target Fund were $12,540 and of the Acquiring Fund were $4,760 (Class I of the Acquiring Fund, which is the share class involved in the Reorganization, had $4,364 in net assets). The net assets of the combined fund as of October 31, 2020 after $250 in Reorganization expenses would have been $17,050 (Class I of the Acquiring Fund’s combined assets would have been $16,654). On a pro forma aggregated basis, the combined post-Reorganization Fund’s net asset value per share assumes the decrease of shares outstanding (as compared with the total of the Target Fund’s and the Acquiring Fund’s shares outstanding) at October 31, 2020, in connection with the proposed Reorganization. The decrease in shares was calculated based on the net assets, as of October 31, 2020, of the Target Fund of $12,540 and the net asset value of the Acquiring Fund’s Class I shares of $5.10. On this basis, shares of the post-Reorganization Fund were decreased by 214,045 (as compared with the total of the Target Fund’s and the Acquiring Fund’s shares outstanding).

3. Pro Forma Operations

Management fees are 1.00% of managed assets for the Target Fund and 0.90% of net assets for the Acquiring Fund. The Adviser and administrator have also voluntarily waived 50% of the management and administration fees of the Target Fund since August 1, 2020, and had voluntarily waived such fees in full from March 1, 2020, to August 1, 2020. This voluntary waiver may be terminated by the Adviser and administrator at any time without prior notice. The Pro Forma Combined Fund would pay 0.90% of net assets for investment advisory services.

The Acquiring Fund’s investment adviser has contractually agreed to limit the Acquiring Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.15% for Class I Shares through February 28, 2022, and has agreed to extend that agreement for two years after the Reorganization.

For the twelve months ended October 31, 2020, the proposed Reorganization would result in a decrease on a pro forma aggregated basis for the two Funds of $302 in management fees, $951 in other operating expenses and $936 in interest expense.

The Target Fund’s net annual fund expenses after fee waivers as of November 30, 2020, were 6.37%. The Acquiring Fund’s net annual expenses after expense reimbursements were 1.16%. Assuming the reorganization occurred on November 1, 2019, the Pro Forma Combined Fund’s net annual fund expenses after expense reimbursements would have been 1.15%.

The estimated costs in connection with the Special Meeting, including costs for the following items: preparation of the proxy/registration statement in connection with the Meeting, the proxy solicitation and the Reorganization, will be paid by the Target Fund. Such costs are estimated to be $250 in the aggregate.

4. Portfolio Valuation

Both funds currently have the same valuation policies.

Security valuation procedures, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Boards. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Boards.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Each Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded-funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

5. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

6. Federal Income Tax Information

The Target Fund operates and is subject to taxation as a C-Corporation under the Internal Revenue Code. In contrast, the Acquiring Fund has qualified, and intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company (“RIC”), the Acquiring Fund must distribute 90% of its taxable and tax-exempt income each fiscal year and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as it distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders each fiscal year, it is expected that the Acquiring Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

Each Fund currently has net capital losses, and the Target Fund also has net operating losses (“NOLs”). Post-Reorganization, the combined capital loss carryovers will not expire under a RIC structure versus an 8-year limitation in a C-Corporation (carried back 3 years and forward up to 5 years). The per year limit on the amount of capital loss carryovers that can be used to offset future capital gains, could however, result in realized gains over the permissible loss amount to be recognized as a source of distribution. Carryover of NOLs is not permitted under a RIC structure versus an indefinite carryover period in a C-Corporation.

The Acquiring Fund had $340 in short-term and $794 in long-term capital loss carryforwards as of October 31, 2020. The Target Fund had $27,285 in net operating loss carryforwards and $260,705 in capital loss carryforwards as of November 30, 2020.

The Reorganization is intended to qualify as a U.S. tax-free reorganization for U.S. federal income tax purposes, and as a condition to closing of the Reorganization, the Funds will receive an opinion from Sullivan & Worcester LLP, as the Funds’ legal counsel, that the Reorganization should qualify as a tax-free transaction. If the Reorganization so qualifies, in general, shareholders are not expected to recognize any gain or loss for U.S federal income tax purposes as a result of the Reorganization.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for, in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits h.7, h.7.a, h.7.b, h.8 and h.9, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibits a.1-3, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940 (the “1940 Act”), as amended, and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VIII Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibits b.1-2, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VAIA, the Registrant’s Trustees, and other registered investment management companies managed by VAIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

1(a).	Amended and Restated Agreement and Declaration of Trust of Virtus Alternative Solutions Trust (“Registrant” or “VAST”) dated December 3, 2013, filed via EDGAR (as Exhibit a.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

1(b).	Amendment No. 1 to Declaration of Trust of Registrant, dated September 19, 2016, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 28 to the Registration Statement (File No. 333-191940) on February 7, 2017, and incorporated herein by reference.

1(c).	Amendment No. 2 to the Declaration of Trust of Registrant, dated June 2, 2017, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 33 to the Registration Statement (File No. 333-19140) on February 21, 2018, and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of Registrant dated December 3, 2013, filed via EDGAR (as Exhibit b.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

2(b).	Amendment No. 1 to the Amended and Restated By-Laws of Registrant, dated September 19, 2016, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 28 to the Registration Statement (File No. 333-191940) on February 7, 2017, and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Investment Advisory Agreement between Registrant and Virtus Alternative Investment Advisers, Inc. (“VAIA”) effective February 19, 2014, filed via EDGAR (as Exhibit d.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

6(b).	First Amendment to the Investment Advisory Agreement between Registrant and VAIA effective September 8, 2014, filed via EDGAR (as Exhibit d.1.a) with Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

6(c).	Second Amendment to the Investment Advisory Agreement between Registrant and VAIA effective April 29, 2015, filed via EDGAR (as Exhibit d.1.b) with Post-Effective Amendment No. 18 to the Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

6(d).	Third Amendment to the Investment Advisory Agreement between Registrant and VAIA effective June 4, 2015, filed via EDGAR (as Exhibit d.1.c) with Post-Effective Amendment No. 18 to the Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

6(e).	Fourth Amendment to the Investment Advisory Agreement between Registrant and VAIA effective September 8, 2015, filed via EDGAR (as Exhibit d.1.d) with Post-Effective Amendment No. 22 to the Registration Statement (File No. 333-191940) on September 8, 2015, and incorporated herein by reference.

6(f).	Fifth Amendment to the Investment Advisory Agreement between Registrant and VAIA effective March 29, 2018, filed via EDGAR (as Exhibit d.1.e) with Post-Effective Amendment No. 35 to the Registration Statement (File No. 333-191940) on September 21, 2018, and incorporated herein by reference.

6(g).	Sixth Amendment to the Investment Advisory Agreement between Registrant and VAIA effective November 14, 2018, filed via EDGAR (as Exhibit d.1.f) with Post-Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

6(h).	Seventh Amendment to the Investment Advisory Agreement between Registrant and VAIA effective February 28, 2020, filed via EDGAR (as Exhibit d.1.g) with Post-Effective Amendment No. 42 to the Registration Statement (File No. 333-191940) on February 26, 2020, and incorporated herein by reference.

6(i).	Subadvisory Agreement among VAIA, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Registrant with respect to Virtus Duff & Phelps Select MLP and Energy Fund, filed via EDGAR (as Exhibit d.20) with Post-Effective Amendment No. 22 to the Registration Statement (File No. 333-191940) on September 8, 2015, and incorporated herein by reference.

7(a).	Underwriting Agreement with VP Distributors, LLC (“VP Distributors”) dated February 19, 2014, filed via EDGAR (as Exhibit e.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 41 to the Registration Statement (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

7(c).	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective February 2021 filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 44 to the Registration Statement (File No. 333-191940) on February 25, 2021, and incorporated herein by reference.

8.	*Amended and Restated Deferred Compensation Program, effective March 3, 2021, filed via EDGAR (as Exhibit 8) herewith.

9(a).	Custody Agreement between Registrant and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

9(b).	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to the Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(c).	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to the Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(d).	Joinder Agreement and Amendment to Custody Agreement between Registrant, Virtus Equity Trust (“VET”) and VOT (VET and VOT collectively, “Virtus Mutual Funds”), Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

9(e).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(f).	Form of Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(g).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(h).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(i).	Amendment to Custody Agreement between Registrant, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(j).	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

9(k).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of November 16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(l).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of December 1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 115 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

9(m).	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

9(n).	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

9(o).	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to the Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(p).	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to the Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(q).	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between the Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(r).	Form of Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(s).	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(t).	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(u).	Amendment to Foreign Custody Manager Agreement between Registrant, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(v).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

9(w).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of November 12, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

10(a).	Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) filed via EDGAR (as Exhibit m.1) with Pre-Effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

10(b).	Amendment No. 1 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.a) with Post-Effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

10(c).	Amendment No. 2 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.b) with Post-Effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

10(d).	Amendment No. 3 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.c) with Post-Effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

10(e).	Amendment No. 4 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.d) with Post-Effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

10(f).	Amendment No. 5 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.e) with Post-Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

10(g).	Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2) with Pre-Effective Amendment No. 3 (File No. 333- 191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

10(h).	Amendment No. 1 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.a) with Post-Effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

10(i).	Amendment No. 2 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.b) with Post-Effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

10(j).	Amendment No. 3 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.c) with Post-Effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

10(k).	Amendment No. 4 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.d) with Post-Effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

10(l).	Amendment No. 5 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.e) with Post-Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

10(m).	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of December 7, 2020, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

11.	*Opinion and consent of Jennifer Fromm, Esq., filed via EDGAR (as Exhibit 11) herewith.

12.	Tax opinion and consent of Sullivan & Worcester LLP, to be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Registrant, Virtus Mutual Funds, VAT, VRT and Virtus Fund Services, LLC (“Virtus Fund Services”) dated September 20, 2018, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

13(b).	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to Virtus Insight Trust’s (“VIT”) Registration Statement (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

13(c).	Adoption and Amendment Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

13(d).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

13(e).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(f).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 9 to the Registration Statement (File No. 333-191940) on January 22, 2015, and incorporated herein by reference.

13(g).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to the Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

13(h).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(i).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(j).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(k).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(l).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(m).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

13(n).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of December 21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January 25, 2019, and incorporated herein by reference.

13(o).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 to VAT’s Registration Statement (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

13(p).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of May 22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(q).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of September 1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(r).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, Virtus Mutual Funds, VAT, VRT, Virtus Fund Services and BNY Mellon, dated as of November 18, 2019, filed via EDGAR (as Exhibit h.2.p) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(s).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of August 27, 2020, filed via EDGAR (as Exhibit h.2.q) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(t).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 13, 2020, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(u).	Administration Agreement between the Registrant and Virtus Fund Services effective February 19, 2014, filed via EDGAR (as Exhibit h.3) with Pre-Effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

13(v).	First Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2014, filed via EDGAR (as Exhibit h.3.a) with Post-Effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

13(w).	Second Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective April 7, 2015, filed via EDGAR (as Exhibit h.3.b) with Post-Effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

13(x).	Third Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective June 4, 2015, filed via EDGAR (as Exhibit h.3.c) with Post-Effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

13(y).	Fourth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2015, filed via EDGAR (as Exhibit h.3.d) with Post-Effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

13(z).	Fifth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective December 1, 2016, filed via EDGAR (as Exhibit h.3.e) with Post-Effective Amendment No. 28 (File No. 333-191940) on February 7, 2017, and incorporated herein by reference.

13(aa).	Sixth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective November 14, 2018, filed via EDGAR (as Exhibit h.3.f) with Post- Effective Amendment No. 36 to the Registration Statement (File No. 333-191940) on December 6, 2018, and incorporated herein by reference.

13(bb).	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(cc).	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

13(dd).	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010 filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(ee).	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011 filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(ff).	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

13(gg).	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

13(hh).	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(ii).	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(jj).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VVIT, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to the Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

13(kk).	Joinder Agreement to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VRT, VVIT, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(ll).	Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VRT, VVIT, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to the Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

13(mm).	Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VVIT, VRT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(nn).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VAT, VVIT, VRT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(oo).	Form of Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

13(pp).	Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

13(qq).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(rr).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(ss).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(tt).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(uu).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated November 16, 2020, filed via EDGAR (as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(vv).	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, Virtus Mutual Funds, VVIT, VRT, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 115 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

13(ww).	Twelfth Amended and Restated Expense Limitation Agreement between Registrant and VAIA, effective February 28, 2021, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 44 to the Registration Statement (File No. 333-191940) on February 25, 2021, and incorporated herein by reference.

13(xx).	Fee Waiver Agreement between Registrant and VAIA, effective March 11, 2016, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 26 to the Registration Statement (File No. 333-191940) on November 1, 2016, and incorporated herein by reference.

13(yy).	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(zz).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson (since retired) and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(aaa).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown (since retired), Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin and Hassell H. McClellan (since retired), effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(bbb).	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(ccc).	Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

14(a).	*Consent of PricewaterhouseCoopers LLP with respect to Duff & Phelps Select MLP and Midstream Energy Fund Inc., filed via EDGAR (as Exhibit 14(a)) herewith.

14(b).	*Consent of PricewaterhouseCoopers LLP with respect to Virtus Duff & Phelps Select MLP and Energy Fund of the Registrant, filed via EDGAR (as Exhibit 14(b)) herewith.

15.	Not applicable.

16.	*Power of Attorney for Donald C. Burke, Sidney E. Harris, John R. Mallin, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, R. Keith Walton and Brian T. Zino filed via EDGAR (as Exhibit 16) herewith.

17.	*Form of Proxy Card for Duff & Phelps Select MLP and Midstream Energy Fund Inc. filed herewith.

*	Filed herewith

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

EXHIBIT INDEX

Exhibit	Item

8	Amended and Restated Trustee Deferred Compensation Plan

11	Opinion and consent of Jennifer Fromm, Esq.

14(a)	Consent of PricewaterhouseCoopers LLP with respect to Duff & Phelps Select MLP and Midstream Energy Fund Inc.

14(b)	Consent of PricewaterhouseCoopers LLP with respect to Virtus Duff & Phelps Select MLP and Energy Fund of the Registrant

16	Power of Attorney for Donald C. Burke, Sidney E. Harris, John R. Mallin, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates and Brian T. Zino

17	Form of Proxy Card for Duff & Phelps Select MLP and Midstream Energy Fund Inc.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Hartford and the State of Connecticut on the 17th day of March, 2021.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 17th day of March, 2021.

Signature	Title

/s/ George R. Aylward	Trustee and President
George R. Aylward	(principal executive officer)

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(principal financial and accounting officer)

*	Trustee
Donald C. Burke

*	Trustee
Sidney E. Harris

*	Trustee
John R. Mallin

*	Trustee
Connie D. McDaniel

*	Trustee and Chairman
Philip R. McLoughlin

*	Trustee
Geraldine M. McNamara

*	Trustee
James M. Oates

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney